      As filed with the Securities and Exchange Commission on February 26, 2004.
                                                      Registration No. 333-71074


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                           (Exact name of Registrant)

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                            James D. Gallagher, Esq.
                  Vice President, Secretary and General Counsel
            The Manufacturers Life Insurance Company of North America
                                73 Tremont Street
                           Boston, Massachusetts 02108
                     (Name and Address of Agent for Service)

                                    Copy to:
                              J. Sumner Jones, Esq.
                             Jones & Blouch, L.L.P.
                       1025 Thomas Jefferson Street, N.W.
                              Washington, DC 20007

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

   ___ immediately upon filing pursuant to paragraph (b) of Rule 485

   ___ on May 1, 2004 pursuant to paragraph (b) of Rule 485

   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   _X_ on May 1, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item......    Caption in Prospectus
Part A

1.............    Cover Page
2.............    Appendix A: Special Terms
3.............    Summary
4.............    Appendix B: Table of Accumulation Values
5.............    General Information about Us, The Variable Account, the Trust and the Merrill Variable Funds
6.............    Charges and Deductions; Withdrawal Charges; Reduction or Elimination of Withdrawal Charges;
                    Administration Fees; Mortality and Expense Risks Charge; Taxes; Expenses of Distributing the Contract
7.............    Accumulation Period Provisions; Company Approval; Purchase Payments; Accumulation Units; Net
                    Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer
                    Services - Dollar Cost Averaging; Asset Rebalancing Program; Withdrawals; Special Withdrawal
                    Services - the Income Plan; Contract Owner Inquiries; Other Contract Provisions; Ownership;
                    Beneficiary; Modification
8.............    Pay Out Period Provisions; General; Annuity Options; Determination of Amount of the First Variable
                    Annuity Benefit Payment; Annuity Units and the Determination of Subsequent Variable Annuity Benefit
                    Payments; Transfers During the Pay Out During the Pay Out Period
9.............    Accumulation Period Provisions; Death Benefit During the Accumulation Period; Pay Out Period
                    Provisions; Death Benefit Period
10............    Accumulation Period Provisions; Purchase Payments; Accumulation Units; Value of Accumulation Units; Net
                    Investment Factor; Distribution of Contracts
11............    Withdrawals; Restrictions under the Texas Optional Retirement Program; Accumulation Period Provisions;
                    Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12............    Federal Tax Matters; Introduction; Taxation of Annuities in General; Diversification Requirements;
                    Qualified Retirement Plans; Appendix G: Qualified Plan Types
13............    Legal Proceedings
14............    Statement of Additional Information - Table of Contents

Part B........    Caption in Statement of Additional Information

15............    Cover Page
16............    Table of Contents
17............    General Information and History.
18............    Services-Independent Auditors, Services-Servicing Agent
19............    Not Applicable
20............    Services - Principal Underwriter
21............    Performance Data
22............    Not Applicable
23............    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004



For contracts purchased on and after January 22, 2002: (a) purchase payments may not be allocated to the fixed account investment option (the "Fixed Account Investment option") and (b) transfers from the variable account investment options to the Fixed Account Investment Option will not be permitted.



Contract owners who purchased their contracts prior to January 22, 2002 may not allocate new purchase payments to the Fixed Account Investment Option.



                          Supplement dated May 1, 2004



Vision Supp 5/1/04

                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

MERRILL VARIABLE FUNDS

         For contracts issued on or after January 28, 2002, purchase payments may not be allocated to the three Merrill Lynch Variable Series Funds, Inc.("Merrill Variable Funds") investment options described below. Contracts issued prior to January 28, 2002 may continue to allocate purchase payments to these three investment options.

         Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios are diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets V.I. Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Investment Managers ("MLIM"). In case of the Developing Capital Markets V.I. Fund, MLIM has retained Merrill Lynch Asset Management U.K. Limited, affiliate of MLIM, to act as the sub-investment adviser. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to 0.15% of a portfolio's Class B net assets. Below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

The MERRILL LYNCH SMALL CAP VALUE V.I. FUND (formerly, the Merrill Lynch Small Cap Value Focus Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies and emerging growth companies, regardless of size, that management of Merrill Variable Funds believes have special investment value.

The MERRILL LYNCH BASIC VALUE V.I. FUND (formerly, the Merrill Lynch Basic Value Focus Fund) seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the Fund believes it is worth) and therefore represent basic investment value.

The MERRILL LYNCH DEVELOPING CAPITAL MARKETS V.I. FUND (formerly, the Merrill Lynch Developing Capital Markets Fund) seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the United States, United Kingdom, Japan and Germany. The Fund may also invest in fixed income securities of companies and governments in these countries. The Fund's management anticipates that under most circumstances the Fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

[Accumulation Unit Value Data to be UPDATED BY AMENDMENT]

                          SUPPLEMENT DATED MAY 1, 2004

Vision.Supp 5/1/2004

    ANNUITY SERVICE OFFICE                               MAILING ADDRESS
500 Boylston Street, Suite 400                       POST OFFICE BOX 55066
Boston, Massachusetts 02116-3739              Boston, Massachusetts 02205-8226
(617) 663-3000 OR (800) 493-8075                    www.manulifeusa.com


               THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                       OF
                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "THE COMPANY" OR "MANULIFE USA"). The contract is a flexible purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract. Parts of this Prospectus also describe other variable annuity contracts that we no longer offer and ones that we offer only in the state of Washington.



         - Contract values and annuity benefit payments are based upon sixty-nine investment options. Sixty-eight options are variable and one is a fixed account option.



         - Contract values (other than those allocated to the fixed account) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


         - Each sub-account's assets may be invested in Series II shares (formerly referred to as "Class B shares") of a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (Contracts issued prior to January 28, 2002 are invested in Series I shares (formerly referred to as "Class A shares") of a corresponding portfolio of the Trust except in the case of Trust portfolios which commenced operations on and after May 1, 2003). We will provide the contract owner ("YOU") with a prospectus for the Trust with this Prospectus.

         - SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

         - Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

         -        Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

- Additional information about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

- The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.......................................................         3
PERFORMANCE DATA......................................................................         3
SERVICES
       Independent Auditors...........................................................         4
       Servicing Agent................................................................         4
       Principal Underwriter..........................................................         4
APPENDIX A: PERFORMANCE DATA TABLES A-1
       MIT Trust and American Insurance Fund Portfolios...............................        A-2
APPENDIX B: AUDITED FINANCIAL STATEMENTS..............................................        B-1


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2004



VISION 5/2004

                                TABLE OF CONTENTS


SUMMARY......................................................................................       4
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST.............................       8
    The Manufacturers Life Insurance Company (U.S.A.)........................................       8
    The Variable Account.....................................................................       8
    The Trust................................................................................       9
DESCRIPTION OF THE CONTRACT..................................................................      16
  ACCUMULATION PERIOD PROVISIONS.............................................................      16
    Purchase Payments........................................................................      16
    Accumulation Units.......................................................................      17
    Value of Accumulation Units..............................................................      17
    Net Investment Factor....................................................................      17
    Transfers Among Investment Options.......................................................      18
    Maximum Number of Investment Options.....................................................      18
    Telephone Transactions...................................................................      18
    Special Transfer Services - Dollar Cost Averaging........................................      19
    Asset Rebalancing Program................................................................      19
    Withdrawals..............................................................................      19
    Special Withdrawal Services - the Income Plan............................................      20
    Death Benefit During the Accumulation Period.............................................      21
  PAY-OUT PERIOD PROVISIONS..................................................................      23
    General..................................................................................      23
    Annuity Options..........................................................................      23
    Determination of Amount of the First Variable Annuity Payment............................      25
    Annuity Units and the Determination of Subsequent Variable Annuity benefit Payments......      25
    Transfers During Pay-out Period..........................................................      25
    Death Benefit During Pay-out Period......................................................      25
  OTHER CONTRACT PROVISIONS..................................................................      26
    Ten Day Right to Review..................................................................      26
    Ownership................................................................................      26
    Annuitant................................................................................      26
    Beneficiary..............................................................................      26
    Modification.............................................................................      27
    Our Approval.............................................................................      27
    Misstatement and Proof of Age, Sex or Survival...........................................      27
  OPTIONAL BENEFITS..........................................................................      27
    Principal Plus Rider.....................................................................      27
    Triple Protection Death Benefit Rider....................................................      35
CHARGES AND DEDUCTIONS.......................................................................      38
    Administration Fees......................................................................      38
    Distribution Fee.........................................................................      38
    Mortality and Expense Risks Charge.......................................................      38
    Taxes....................................................................................      39
    Expenses of Distributing Contracts.......................................................      39
FEDERAL TAX MATTERS..........................................................................      39
  INTRODUCTION...............................................................................      39
  OUR TAX STATUS.............................................................................      39
  TAXATION OF ANNUITIES IN GENERAL...........................................................      40
    Tax Deferral During Accumulation Period..................................................      40
    Taxation of Partial and Full Withdrawals.................................................      41
    Taxation of Annuity Benefit Payments.....................................................      41
    Taxation of Death Benefit Proceeds.......................................................      42
    Penalty Tax on Premature Distributions...................................................      42
    Aggregation of Contracts.................................................................      43
  QUALIFIED RETIREMENT PLANS.................................................................      43
    Direct Rollovers.........................................................................      44
    Loans....................................................................................      44
  FEDERAL INCOME TAX WITHHOLDING.............................................................      45
GENERAL MATTERS..............................................................................      45
    Performance Data.........................................................................      45
    Asset Allocation and Timing Services.....................................................      46
    Restrictions under the Texas Optional Retirement Program.................................      46
    Distribution of Contracts................................................................      46
    Contract Owner Inquiries.................................................................      46
    Confirmation Statements..................................................................      46
    Legal Proceedings........................................................................      46
    Cancellation of the Contract.............................................................      46
    Voting Interest..........................................................................      47
    Reinsurance Arrangements.................................................................      47
APPENDIX A:  SPECIAL TERMS...................................................................     A-1
APPENDIX B:  EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE....................................     B-1
APPENDIX C:  STATE PREMIUM TAXES.............................................................     C-1
APPENDIX D:  PRIOR CONTRACTS.................................................................     D-1
APPENDIX E:  QUALIFIED PLAN TYPES............................................................     E-1
APPENDIX F:  PRODUCT FEATURES AVAILABLE ON  OLDER CONTRACTS..................................     F-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUE...............................................     U-1

                                     SUMMARY



The Summary section is an overview of the contract. For further information, see the appropriate section of the prospectus.



OVERVIEW OF THE CONTRACT. Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION period") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.


PURCHASE PAYMENT LIMITS. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no purchase payments for two years, your contract value is less than $2,000 and your purchase payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.


INVESTMENT OPTIONS. Variable. There is no limitation on the number of investment options to which you may allocate purchase payments. Currently, sixty-eight Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in Series II shares (formerly referred to as Class B shares) of a corresponding portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I shares (formerly referred to as Class A shares) except in the case of Trust portfolios which commenced operations on or after May 1, 2003 where such contracts invest in Series II shares.) A full description of each portfolio of the Trust is in the accompanying Prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select.



FIXED. Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations; please discuss this matter with your financial adviser.


TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.


DEATH BENEFITS. We will pay the death benefit described below to your beneficiary if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any annuitant (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner.



The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See Appendix D for information on death benefit provisions applicable to certain contracts no longer being issued and contracts issued in the state of Washington.



OPTIONAL BENEFITS.



Principal Plus Rider. The Principal Plus rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:



                  Principal Plus is available for sale in the state where the contract is sold; you have not selected the T-PRO rider your entire contract value is invested in accordance with the investment options available with Principal Plus;
                  your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code;
                  the oldest owner has not yet attained age 81 (for Qualified contracts only). And the oldest owner has not yet attained age 86 (for Non-Qualified contracts only)



An additional fee of .30% is imposed for Principal Plus. Election of Principal Plus is irrevocable. Principal Plus guarantees that each Contract Year you may take withdrawals of up to an amount equal to the Guaranteed Withdrawal Amount ("GWA") until your Guaranteed Withdrawal Balance ("GWB") is depleted, even if you contract value reduces to zero. (The initial GWB is equal to your initial payment(s) and the initial GWA is equal to 5% of the initial GWB.)



If you choose not to withdraw at all during certain contract years, the GWB will increase by a Bonus. If you choose to withdraw more than the GWA in any contract year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under the rider to an amount less than the sum of all purchase payments. If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. If you elect to "Step-Up" the Principal Plus fee may increase, but will never exceed .75%. For a full description of Principal Plus, including details on its benefits and its limitations, see "OPTIONAL BENEFITS."



The addition of Principal Plus to a contract may not always be in your interest since an additional fee is imposed for this benefit.



Triple Protection Death Benefit Rider. The optional Triple Protection Death Benefit rider ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:

         (a) T-PRO is available for sale in the state where the contract is sold;



         (b)      the oldest owner has not yet attained age 71; and




         (c)      no other optional rider has been selected.



An additional fee of .50% is imposed for T-PRO. Election of T-PRO is irrevocable. The amount of the death benefit under T-PRO is equal to the Enhanced Earnings Death Benefit factor plus:



         1)       the contract value;



         2)       the return of Purchase Payments Death Benefit factor;



         3)       the Annual Step Death Benefit Factor;



         4)       the Graded Death Benefit factor.



The Graded Death Benefit is not applicable to Payments made after the oldest owner's attained age 71. Therefore, when the oldest owner reaches this age, this death benefit value will not increase. For a full description of T-PRO, including details on its benefits, its limitations and the impact of withdrawals, see "OPTIONAL BENEFITS."



The addition of T.PRO to the contract may not always be in your interest since an additional fee is imposed for this benefit.



ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option. Annuity benefit payments are made to the annuitant.


TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

TAXATION. Generally all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59-1/2.

CHARGES AND DEDUCTIONS. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. We reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions". The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES. The following table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.





Deferred sales load (withdrawal charge as   None
percentage of purchase payments)
Annual Contract Fee                         None
Transfer Fee                                None (A)



(A) We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.



SEPARATE ACCOUNT ANNUAL EXPENSES. The following table describes fees and expenses that you will pay periodically during the time that you own the contract, not including annual portfolio operating expenses.

             Separate Account Annual Expenses (A)
             ------------------------------------
Mortality and expense risks fee                                           1.25%
Administration fee- asset based                                           0.25%
Distribution  Fee                                                         0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (With No Optional Riders
Reflected)                                                                1.65%



         Optional Rider Fees Deducted From Contract Value
Optional Principal Plus Rider (as a percentage of the Adjusted GWB)       0.75%(B)
Optional T-PRO Rider (as a percentage of the T-PRO Death Benefit)         0.50%(C)



(A) A daily charge reflected as a percentage of the variable investment accounts unless otherwise noted.



(B) The maximum charge of 0.75% may apply if the GWB is "Stepped-Up" to equal the contract value. The current charge is 0.30%. The charge is deducted on an annual basis from the contract value.



(C) The charge is deducted on an annual basis from contract value.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES. Below are the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the period that you own the contract. More detail concerning each portfolio's fees and expenses is contained the Trust prospectus.



SERIES I TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM       MAXIMUM
--------------------------------------------------                -------       -------
(Expenses that are deducted from portfolio assets, including       0.550%        1.570%
advisory fees, Rule 12b-1 fees and Other Expenses)



SERIES II TOTAL ANNUAL PORTFOLIO OPERATING EXPENSE                MINIMUM       MAXIMUM
--------------------------------------------------                -------       -------
(Expenses that are deducted from portfolio assets, including       0.750%        1.770%
advisory fees, Rule 12b-1 fees and Other Expenses)



EXAMPLE. The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and portfolio fee and expenses.



The Series II Example of Expenses below is shown with the optional Principal Plus and T-PRO Fees reflected.


If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $10,000.00 investment, assuming a 5% annual return on assets (actual costs may be higher or lower). (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table.)


                                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                            ------    -------    -------    --------
SERIES I
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses
SERIES II
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses



If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period you would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets. (Actual) costs may be higher or lower.)



                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                     ------    -------    -------    --------
SERIES I
Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses
SERIES II

Maximum Total Annual Portfolio Operating Expenses
Minimum Total Annual Portfolio Operating Expenses


For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


A Table of Accumulation Unit Values Relating to the Contract is included in Appendix U to this Prospectus.


LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR. Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

=====================================
We are an indirect subsidiary of MFC.
=====================================

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

We are a stock life insurance company incorporated in Maine on August 20, 1955 and redomesticated under the laws of Michigan on December 30, 1992. Our annuity service office is located at 500 Boylston Street., Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company (U.S.A.) have received the following ratings from independent ratings agencies:

         A++ A.M. Best

         Superior companies have a very strong ability to meet their obligations; 1st category of 16

         AA+ Fitch

         Very strong capacity to meet policyholder and contract obligations; 2nd category of 22

         AA+ Standard & Poor's

         Very strong financial security characteristics; 2nd category of 21

         Aa2 Moody's

         Excellent in financial strength; 3rd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company (U.S.A.)'s ability to honor any guarantees provided by the contract and any applicable optional riders, but do not specifically relate to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.


THE VARIABLE ACCOUNT

==============================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
==============================================================================

The Variable Account was established on August 24, 1984 as a Separate Account A of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


The Variable Account currently has sixty-eight sub-accounts (some of which are subdivided for Series I and Series II). We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities.



THE TRUST


=================================================================
THE TRUST IS A MUTUAL FUND IN WHICH THE VARIABLE ACCOUNT INVESTS.
=================================================================

The assets of each sub-account of the Variable Account are invested in Series II shares (Series I shares for contracts issued prior to January 28, 2002 except in the case of portfolios offered on or after May 1, 2003 as noted below) of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the except for the Dynamic Growth Trust, Global Bond Trust, Utilities Trust, Health Sciences Trust, Real Estate Securities Trust, Great Companies-America (SM) Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").


Each of the Trust portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a portfolio's Series II net assets (0.50% in the case of a American Growth Trust, American International Trust, American Growth-Income Trust and American Blue Chip Income and Growth Trust). Series I assets are subject to a 0.15% Rule 12b-1 fee.

The Trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)"). Both MSS and MFC Global (U.S.A.) are affiliates of ours. In addition, the Trust has four portfolios that invest exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


                 SUBADVISER                                               PORTFOLIO
                 ----------                                               ---------
Capital Research Management Company                         American Growth Trust
(Adviser to the American Fund Insurance Series) (D)         American International Trust
                                                            American Blue Chip Income and Growth Trust
                                                            American Growth-Income Trust
------------------------------------------------------------------------------------------------------
A I M Capital Management, Inc.                              All Cap Growth Trust
                                                            Aggressive Growth Trust
                                                            Mid Cap Core Trust
------------------------------------------------------------------------------------------------------
Capital Guardian Trust Company                              Small Company Blend Trust
                                                            U.S. Large Cap Trust
                                                            Income & Value Trust
                                                            Diversified Bond Trust
------------------------------------------------------------------------------------------------------
Davis Advisors                                              Financial Services Trust
                                                            Fundamental Value Trust

                 SUBADVISER                                           PORTFOLIO
                 ----------                                           ---------
Deutsche Asset Management, Inc.                             Real Estate Securities Trust
                                                            Dynamic Growth Trust
                                                            All Cap Core Trust
                                                            Lifestyle Trusts(A)

Deutsche Asset Management Investment Services Ltd.          International Stock Trust

Fidelity Management & Research Company                      Strategic Opportunities Trust
                                                            Large Cap Growth Trust
                                                            Overseas Trust

Franklin Advisers, Inc.                                     Emerging Small Company Trust

Great Companies, L.L.C.                                     Great Companies-America (SM) Trust

Jennison Associates LLC                                     Capital Appreciation Trust

Lord, Abbett & Co                                           Mid Cap Value Trust
                                                            All Cap Value Trust

Mercury Advisors(C)                                         Large Cap Value Trust

MFC Global Investment Management (U.S.A.) Limited           Pacific Rim Emerging Markets Trust
                                                            Quantitative Equity Trust
                                                            Quantitative Mid Cap Trust
                                                            Quantitative All Cap Trust
                                                            Emerging Growth Trust
                                                            Money Market Trust
                                                            Index Trusts
                                                            Lifestyle Trusts(A)
                                                            Balanced Trust

Massachusetts Financial Services Company                    Strategic Growth Trust
                                                            Strategic Value Trust
                                                            Utilities Trust

Munder Capital Management                                   Small Cap Opportunities Trust

Pacific Investment Management Company                       Global Bond Trust
                                                            Total Return Trust
                                                            Real Return Bond Trust

Salomon Brothers Asset Management Inc                       U.S. Government Securities Trust
                                                            Strategic Bond Trust
                                                            Special Value Trust
                                                            High Yield Trust

T. Rowe Price Associates, Inc                               Science & Technology Trust
                                                            Small Company Value Trust
                                                            Health Sciences Trust
                                                            Blue Chip Growth Trust
                                                            Equity-Income Trust

Templeton Global Advisors Limited                           Global Equity Trust

Templeton Investment Counsel, Inc.                          International Value Trust
                                                            International Small Cap Trust

UBS Global Asset Management                                 Global Allocation Trust

                 SUBADVISER                                           PORTFOLIO
                 ----------                                           ---------
Wellington Management Company, LLP                          Growth & Income Trust
                                                            Investment Quality Bond Trust
                                                            Mid Cap Stock Trust
                                                            Natural Resources Trust

Van Kampen (B)                                              Value Trust



(A) Deutsche Asset Management, Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited regarding management of the Lifestyle Trusts.



(B) Morgan Stanley Investment Management Inc. ("MSIM") is the sub-adviser to the Value Trust. MSIM does business in certain instances (including its role as the sub-adviser to the Value Trust) using the name "Van Kampen." MSIM also does business under the name "Miller Anderson." Prior to May 1, 2003, Miller Anderson was named as the subadviser to the Value Trust.



(C) Fund Asset Management, L.P. is the sub-adviser to the Large Cap Value Trust. Fund Asset Management does business in certain instances (including its role as the sub-adviser to the Large Cap Value Trust) using the name "Mercury Advisors."



(D) Each of the four portfolios invests exclusively in Class 2 shares of portfolios of the American Fund Insurance Series which is advised by Capital Research Management Company ("CRMC").


The Portfolios of the Trust available under the Policies are as follows:

MIT PORTFOLIOS INVESTING IN THE AMERICAN FUND INSURANCE SERIES

The AMERICAN GROWTH TRUST invests all of its assets in Class 2 shares of the Growth Fund, a series of American Fund Insurance Series. The Growth Fund invest primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The AMERICAN INTERNATIONAL TRUST invests all of its assets in Class 2 shares of the International Fund, a series of American Fund Insurance Series. The International Fund invests primarily in common stocks of companies located outside the United States.

The AMERICAN GROWTH-INCOME TRUST invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Fund Insurance Series. The Growth-Income Fund invest primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

The AMERICAN BLUE CHIP INCOME AND GROWTH TRUST invests all of its assets in Class 2 shares of the Blue Chip Income and Growth Fund, a series of American Fund Insurance Series. The Blue Chip Income and Growth Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above.

                                       ***

The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, under normal market condition, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The EMERGING GROWTH TRUST (only Series II shares are available for sale) seeks superior long-term rates of return through capital appreciation by investing, under normal circumstances, primarily in high quality securities and convertible instruments of small-cap U.S. companies.


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.

The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Growth Index* ("small cap stocks") at the time of purchase.

The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of mid-size companies with significant capital appreciation potential.


The NATURAL RESOURCES TRUST (only Series II shares are available for sale) seeks long-term total return by investing, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.


The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's assets under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks. Investments may include securities of domestic and foreign issuers, and growth or value stocks or a combination of both.


The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing in stocks and other securities with equity characteristics of companies located in the developed countries that makeup the MSCI EAFE Index.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in non-U.S. securities. The portfolio expects to invest primarily in equity securities.

The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in the common stock of companies located outside the U.S. which have total stock market capitalization or annual revenues of $1.5 billion or less ("small company securities").

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.


The MID CAP CORE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located anywhere in the world, including emerging markets.


The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The QUANTITATIVE ALL CAP TRUST (only Series II shares are available for sale) to seek long-term growth of capital by investing, under normal circumstances, primarily in equity securities of U.S. companies. The portfolio will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.


The ALL CAP CORE TRUST (formerly, Growth Trust) seeks long-term growth of capital by investing primarily in common stocks and other equity securities within all asset classes (small, mid and large cap) primarily those within the Russell 3000 Index*.

The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing, under normal market conditions, at least 80% of the portfolio's total assets in the common stocks of large and medium-sized blue chip growth companies. Many of the stocks in the portfolio are expected to pay dividends.

The U.S. LARGE CAP TRUST (formerly, U.S. Large Cap Value Trust) seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The STRATEGIC VALUE TRUST (formerly, Capital Opportunities Trust) seeks capital appreciation by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities of companies which the subadviser believes are undervalued in the market relative to their long term potential.


The LARGE CAP VALUE TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing, under normal market conditions, primarily in a diversified portfolio of equity securities of large cap companies located in the U.S.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITS") and real estate companies.


The SMALL CAP OPPORTUNITIES TRUST (only Series II shares are available for sale) seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies with market capitalizations within the range of the companies in the Russell 2000 Index.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. Under normal market conditions, the portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index* at the time of purchase.


The SPECIAL VALUE TRUST (only Series II shares are available for sale) seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in common stocks and other equity securities of companies whose market capitalization at the time of investment is no greater than the market capitalization of companies in the Russell 2000 Value Index.


The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.

The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index.

The ALL CAP VALUE TRUST seeks capital appreciation by investing in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.


The GREAT COMPANIES-AMERICA (SM) TRUST (only Series II shares are available for sale) seeks long-term growth of capital by investing in common stocks of large established U.S.-based companies. Stocks for this portfolio are selected by the subadviser from a group of companies that it has identified in its opinion, as being "great companies."


The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The GLOBAL ALLOCATION TRUST (formerly, Tactical Allocation Trust) seeks total return, consisting of long-term capital appreciation and current income, by investing in equity and fixed income securities of issuers located within and outside the U.S.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, under normal market conditions, at least 80% of the portfolio's net assets (plus any borrowings for investment purposes) in fixed income securities.

The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade bonds and tends to focus its investment on corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The REAL RETURN BOND TRUST (only Series II shares are available for sale) seeks maximum return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and by corporations.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index*.

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index")*.

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index*.

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index*.

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index*.

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately

40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley European Australian Far East Free" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.

If the shares of a portfolio are no longer available for investment or in our judgment investment in a portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

=========================================
You instruct us how to vote Trust shares.
=========================================

We will vote shares of the portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest in the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Proxy material will be distributed to each person having the voting interest in the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

DESCRIPTION OF THE CONTRACT


ACCUMULATION PERIOD PROVISIONS


================================================================================
Initial purchase payments usually must be at least $25,000, subsequent ones at least $1,000, and total payments no more than $1 million (without our approval).
================================================================================

PURCHASE PAYMENTS

Your purchase payments are made to us at our Annuity Service Office. The minimum initial purchase payment is $25,000. Subsequent purchase payments must be at least $1,000 (except for qualified plans where the minimum is $30). Purchase payments may be made at any time and must be in U.S. dollars. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

Effective October 23, 2001 and until further notice, we must approve the issuance of any contract to a corporation and additional purchase payments by a corporation must be pre-approved by us.

If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:


         [ ] the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and



         - the contract value at the end of such two year period is less than $2,000.



We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee, if applicable. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "FEDERAL TAX MATTERS").





You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

ACCUMULATION UNITS


================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================


During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. Subsequent purchase payments will be credited on the business day they are received at our Annuity Service Office. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

                  Where (a) is:

                           the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

                  Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.


                  Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for Separate Account
                  Annual Expenses.



TRANSFERS AMONG INVESTMENT OPTIONS


=============================================================
Amounts invested may be transferred among investment options.
=============================================================


During the accumulation period, you may transfer amounts among the investment options at any time upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law.)


Currently the Company imposes no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, the Company does not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.


None of the Trust portfolios which are investment options for the contract are designed for short-term investing since such activity may increase portfolio transaction costs and be disruptive to management of a portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies). Management of the Trust will monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of short-term trading that it believes, in its sole discretion, is significantly disrupting (or may potentially significantly disrupt) management of a portfolio or materially increasing portfolio transaction costs ("Disruptive Short-Term Trading"), the Trust may impose restrictions on such trading. The Trust's participation agreement with [The Manufacturers Insurance Company (U.S.A.)] requires the insurance company to impose trading restrictions on its contract owners if requested by the Trust. In addition, the insurance company also has a policy to restrict transfers to two per month. This restriction is applied uniformly to all contract owners. The insurance company also reserves the right to take other actions to restrict trading as noted below.

Actions that the insurance company may take to restrict trading include, but are not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

Contract owners should note that while the Trust and the insurance company seek to identify and prevent Disruptive Short-Term Trading, it is not always possible to do so. Therefore, no assurance can be given that the Trust and the insurance company will successfully impose restrictions on all Disruptive Short-Term Trading.


MAXIMUM NUMBER OF INVESTMENT OPTIONS

There is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

==================================================
Telephone transfers and withdrawals are permitted.
==================================================


You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request withdrawal by telephone, you must elect the option on the appropriate authorization form. (We will provide you with one upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.



From time to time, we may offer special DCA programs where the rate of interest credited to a fixed account investment option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, any amounts credited to your account in excess of amounts earned by us on the assets in the general account will be recovered from existing charges described in your contract. Your contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

===================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
===================================================================


We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other variable sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted.The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in substantially equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on an appropriate authorization form. You may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.


ASSET REBALANCING PROGRAM


We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (Fixed account investment options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.


For rebalancing programs will only be permitted on the following time schedules:


                  quarterly on the 25th day of the last month of the calender quarter (or the next business day if the 25th is not a business day);


                  semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or

                  annually on December 26th (or the next business day if December 26th is not a business day).

For asset rebalancing programs begun prior to the date of this prospectus, please refer to Appendix F.

WITHDRAWALS


=============================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
=============================================================================


During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Internal Revenue Service ("IRS") regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

                  the New York Stock Exchange is closed (other than customary weekend and holiday closings),

                  trading on the New York Stock Exchange is restricted,

                  an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


Telephone Redemptions. You may request the option to withdraw a portion of your contract value by telephone by completing an appropriate authorization form. We reserve the right to impose maximum withdrawal amounts and procedural requirements regarding this privilege. For additional information on Telephone Redemptions see "Telephone Transactions" above.


Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").


SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN


===================================================
Systematic "Income Plan" withdrawals are available.
===================================================


We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payments made. If additional withdrawals, outside the IP program, are taken from a contract in the same contract year in which an IP program is running, IP withdrawals could be subject to a withdrawal charge. The IP is not available to contracts participating in the DCA program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain an appropriate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the IP program.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD


================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================


IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See "FEDERAL TAX MATTERS" and Appendix E "Qualified Plan Types"). See Appendix D for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in the state of Washington.


AMOUNT OF DEATH BENEFIT. If any owner dies the Death Benefit will be the greater of:



                  the contract value; or
                  the Minimum Death Benefit



If there is any debt, the death benefit equals the amount described above less the debt under the contract.



1. If any owner dies on or prior to their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:



         (i) equals the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract; and



         (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year, starting on the date each such deduction occurs.



2. If any owner dies after their 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the Minimum Death Benefit will equal the excess of (i) over (ii) where:



         (i)      equals the sum of all purchase payments; and



         (ii) equals the sum of any amounts deducted in connection with partial withdrawals.



3. If any owner dies and the oldest owner had an attained age of 81 or greater on the contract date, the Minimum Death Benefit will be the contract value.



For purposes of calculating the Minimum Death Benefit under 1 or 2 above, the amount deducted in connection with partial withdrawals will be equal to (i) times (ii) where (i) is equal to the the Minimum Death Benefit prior to the withdrawal, and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



In no event will the Minimum Death Benefit payable under 1, 2, or 3 exceed $10 million.


For contracts issued prior to the date of this prospectus please refer to Appendix F.


PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:


                  a certified copy of a death certificate;


                  a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).


We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.


The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

                  The beneficiary will become the contract owner.

                  Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

                  No additional purchase payments may be made.

                  If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


                  If the deceased owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract(excluding any optional benefits). In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death .


                  Alternatively, if the contract is not a qualified contract and if the beneficiary is not the deceased owner's spouse, distribution of the owner's entire interest in the contract may be made as a series of withdrawals over the beneficiary's life expectancy. If this form of distribution is selected, the beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.

                  If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).


Please see Optional Benefits for a discussion of benefits available to beneficiaries under each optional benefit

If any annuitant is changed and any contract owner is not a natural person, the entire interest (contract value) in the contract must be distributed to the contract owner within five years.


A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

In designating beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if you choose not to restrict death benefits under the contract. If you impose restrictions, those restrictions will govern the payment of the death benefit.


PAY-OUT PERIOD PROVISIONS


GENERAL

========================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
========================================================================

You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).


Generally, we will begin paying annuity benefits to the annuitant under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the first day of the month following the later of the 85th birthday of the oldest annuitant or the tenth contract anniversary. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the previously specified maturity date unless we consent. Maturity dates which occur when the annuitant is at an advanced age, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.



You may select the frequency of annuity benefit payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.


ANNUITY OPTIONS


Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity benefit payments will be determined based on the Investment Account Value of each investment option at the maturity date. IRS regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.


Please read the description of each annuity option carefully. In general, a nonrefund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the nonrefund life annuity option.

The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.


         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.


         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.


         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity benefit payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.


In addition to the foregoing annuity options, which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.


         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity benefit payments will be made to the end of the last year of the 5, 15 or 20 year period.


         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.


         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



If you elect to take the entire Commuted Value of the remaining annuity benefit payments due in the Period Certain, no future annuity benefit payments will be made.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. Partial Surrenders are permitted after the pay-out period has begun, only if you have selected variable pay-out Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. We will deduct any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.






If you elect to take only the Commuted Value of some of the remaining annuity benefit payments due in the Period Certain, we will reduce the remaining annuity benefit payments during the remaining period certain.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT


The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity benefit payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. If you choose an annuity option that is not guaranteed in the contract, we will use the appropriate table that we are currently offering. Contract value used to determine annuity benefit payments will be reduced by any applicable premium taxes.


The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be. See Appendix D for information on assumed interest rates applicable to certain contracts no longer being issued and contracts issued in the state of Washington.


ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS



Variable annuity benefit payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).


The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.




A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

TRANSFERS DURING PAY-OUT PERIOD


============================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
============================================================================



Once variable annuity benefit payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity benefit payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT DURING PAY-OUT PERIOD

If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS


TEN DAY RIGHT TO REVIEW


==================================================
You have a ten-day right to cancel your contract.
==================================================


You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.


OWNERSHIP



============================================================
You are entitled to exercise all rights under your contract.
============================================================


The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution from the contract for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


ANNUITANT


=======================================================
The "annuitant" is either you or someone you designate.
=======================================================


The annuitant is any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed. Any change of annuitant must be made in writing in a form acceptable to us. We must approve any change.



On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant. The Annuitant becomes the owner of the contract at the Maturity Date. If any annuitant is changed when any contract owner is not a natural person, see Accumulation Period Provisions -- Death Benefit During Accumulation Period for a discussion of the result of such annuitant change.



If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.



BENEFICIARY


=============================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
=============================================================================


The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries.


MODIFICATION

We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity benefit payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity benefit payments.



OPTIONAL BENEFITS



Principal Plus Rider



The optional Principal Plus rider provides a guaranteed minimum withdrawal benefit prior to the Maturity Date. Principal Plus may not be available through all distribution partners. You may elect Principal Plus at the time the contract is issued, provided:



         a) Principal Plus is available for sale in the state where the contract is sold;



         b)       you have not selected the T-PRO rider;



         c) your entire contract value is invested in accordance with the investment options available with Principal Plus;



         d) your contract is not issued as a Tax Sheltered Annuity, described in Section 403(b) of the Code;



         e) the oldest owner has not yet attained age 81 (for Qualified contracts only).



We reserve the right to accept or refuse to issue Principal Plus at our sole discretion. Once Principal Plus is elected, its effective date will be the Contract Date and it is irrevocable. If you elect Principal Plus, there is an additional annual fee of 0.30% (see "Principal Plus Fee" below).



The addition of Principal Plus to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, Principal Plus contains age caps and limitations that limit a contract owner's rights and benefits at certain ages and values. These caps and limitations should be considered when determining the suitability of Principal Plus, especially at older ages.



Prior to discussing how Principal Plus works, it is important for you to understand the following definitions:



    Guaranteed              The total amount available for future periodic
 Withdrawal Balance         under Principal Plus.
       "GWB"                The initial GWB is equal to your initial payment(s).

    Guaranteed              The amount guaranteed to be available each contract
 Withdrawal Amount          year for withdrawal under Principal Plus until the
                            GWB is depleted.
       "GWA"                The initial GWA is equal to 5% of the initial GWB.



Principal Plus guarantees that each Contract Year you may take withdrawals up to an amount equal to the GWA until your GWB is depleted, even if your contract value reduces to zero. Please note the following features of Principal Plus:

                  If you choose not to withdraw the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.



                  If you choose not to withdraw at all during certain Contract Years, the GWB will increase by a Bonus. (See "Calculation of GWB - Bonus.")



                  If you choose to withdraw more than the GWA in any Contract Year, the GWB will be automatically reset, thereby possibly reducing the guaranteed minimum withdrawal benefit provided under Principal Plus to an amount less than the sum of all purchase payments. (See "Calculation of GWB - Effect of Withdrawals.")



                  If you choose to make withdrawals up to the Life Expectancy Amount, as defined under Principal Plus, the GWB will not be automatically reset even if such distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")



                  If your contract value exceeds your GWB on certain dates, you may elect to increase or "Step-Up" your GWB to equal your contract value on such dates. (See "Calculation of GWB - Step-Up.")



For purposes of this discussion of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.



Withdrawals under Principal Plus will reduce the contract value by the amount withdrawn and will be subject to the same conditions, limitations, and restrictions as withdrawals otherwise made under the contract. Withdrawals under Principal Plus will reduce the death benefit like any other withdrawal. (See Death Benefit During Accumulation Period.) If total withdrawals during a Contract Year are less than or equal to the GWA (or the Life Expectancy Amount, if applicable), then Withdrawal Charges applicable to such withdrawals will be waived. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or the Life Expectancy Amount, if applicable) or if total withdrawals during a Contract Year have already exceeded such amount, then Withdrawal Charges applicable to such withdrawal will apply.



Since the benefit of Principal Plus is accessed through withdrawals, the purchase of Principal Plus may not be appropriate for owners whose primary objective is to take maximum advantage of the tax deferral aspect of the contract. Prior to electing Principal Plus, please consult with your tax and financial advisors on this matter, as well as other tax matters associated with Principal Plus.



Additional Purchase Payments. On or after the first Contract Anniversary, no additional purchase payments will be accepted without our prior approval that either:



         (a)      exceed $100,000 or



         (b) cause the total of all additional purchase payments received since the first Contract Anniversary to exceed $100,000.



For Qualified Contracts, in addition to the above restrictions on purchase payments, no additional purchase payments will be accepted after the owner's (or joint owner's) attained age 81. If your contract is to be issued as an IRA and you intend to add Principal Plus to your contract, you should note that, under tax law, no contribution, except rollover contributions, may be made to your IRA for the year that you attain age 70 1/2 and subsequent years. If these rules apply to you, please consult with your tax advisor prior to electing Principal Plus. For all contracts, notwithstanding the above, we reserve the right to refuse to accept additional purchase payments at any time after the first Contract Anniversary.



Calculation of GWB. As stated above, the initial GWB equals the amount of your initial purchase payment(s) to the contract. Each time an additional purchase payment is received, the GWB will increase by the amount of that additional purchase payment. As described below, the GWB will also increase as a result of a Bonus or a Step-Up and will decrease as a result of a withdrawal. In no event will the GWB exceed $5,000,000. The GWB cannot be withdrawn in a lump sum.



Bonus. During the first 5 Contract Years ("Bonus Period"), if no withdrawals are taken during a particular Contract Year, then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of total purchase payments to the contract. If however, the GWB was previously Stepped-Up (see "Step-Up" below) and/or reset (see "Effect of Withdrawals" below) then the GWB will increase on the following Contract Anniversary by an amount equal to 5% of the GWB immediately after the latest Step-Up or reset, increased by any purchase payments received since such latest Step-Up or reset. The effects of a Bonus on the GWA are described below in "Calculation of GWA - Bonus."



Step-Up. The Step-Up Dates are every 3rd (e.g. 3rd, 6th, 9th ...etc.) Contract Anniversary after the Contract Date, up to and including the 30th Contract Anniversary. Within 30 days following each Step-Up Date, you may elect to increase ("Step-Up") the GWB if the contract value on the Step-Up Date is greater than the GWB on that date. If you elect to Step-Up, the GWB will Step-Up to an amount equal to the contract value on that Step-Up Date. If you do not elect to Step-Up, you will be able to Step-Up the GWB on the next available Step-Up Date. If you elect to Step-Up, the Principal Plus fee will be based on the Stepped-Up value and we reserve the right to increase the Principal Plus fee. (See "Principal Plus Fee.") The effects of a Step-Up on the GWA are described below in the "Calculation of GWA - Step-Up."



Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWB will decrease by the amount of the withdrawals. The effect of a withdrawal less than or equal to the GWA that reduces the contract value to zero is described in "Settlement Phase."



If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWB will be automatically reset to equal the lesser of:



(a)      the contract value immediately after the withdrawal; or



(b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.



The effect of a withdrawal greater than the GWA that reduces the contract value to zero is described in "Rider Fee" and "Termination." The effects of a withdrawal on the GWA are described below in the "Calculation of GWA - Effect of Withdrawals."



Notwithstanding the reset discussion above, a reset of the GWB will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")



Calculation of GWA. As stated above, the initial GWA is equal to 5% of the initial GWB. Each time an additional purchase payment is received, the GWA will equal the greater of:



         (a)      the GWA immediately prior to the purchase payment; or



         (b)      the lesser of:



                  (i)      5% of the GWB immediately after the purchase payment;
                           or



                  (ii) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment.



As described below, the GWA may also increase as a result of a Step-Up of the GWB and may decrease as a result of a withdrawal.



Bonus. Upon the GWB being increased by a Bonus, the GWA will equal the greater of:



         (a) the GWA immediately prior to the Bonus; or



         (b) 5% of the GWB immediately after the Bonus.



Step-Up.  Upon a Step-Up of the GWB, the GWA will equal the greater of:



         (a) the GWA immediately prior to the Step-Up of the GWB; or



         (b) 5% of the GWB immediately after the Step-Up of the GWB.



Effect of Withdrawals. If total withdrawals during a Contract Year are less than or equal to the GWA, then the GWA does not change as a result of the withdrawal. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), then the GWA will be automatically reset to equal the lesser of:



         (a)      the GWA immediately prior to the withdrawal; or

         (b)      5% of the greater of:



                  (i)      the contract value immediately after the withdrawal;
                           or



                  (ii)     the GWB immediately after the withdrawal.



Notwithstanding the reset discussion above, a reset of the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. (See "Life Expectancy Distributions.")



Life Expectancy Distributions. As discussed above, a reset of the GWB and the GWA will not result when Life Expectancy Distributions, as defined under Principal Plus, are taken even if such Life Expectancy Distributions exceed the GWA for the Contract Year. Life Expectancy Distributions must be requested in writing, in a form acceptable to us. For purposes of Principal Plus, Life Expectancy Distributions are distributions within a calendar year that:



         (a) are part of a series of substantially equal periodic payments over the Owner's Life Expectancy (or, if applicable, the joint Life Expectancy of the owner and the owner's spouse) (hereinafter collectively referred to as the owner's Life Expectancy); and



         (b)      are paid to the owner:



                  (i) pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the owner (hereinafter referred to as "Pre-59 1/2 Distributions"); or



                  (ii) pursuant to Code Section 72(s)(2) upon the request of the owner (hereinafter referred to as "Non-Qualified Death Benefit Stretch Distributions"); or



                  (iii) as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or
                           Section 408A(c), as the case may be (hereinafter referred to as "Qualified Death Benefit Stretch Distributions" and "Required Minimum Distributions"); and



         (c) do not exceed the Company's Life Expectancy Amount, as defined herein, for the applicable year.



For purposes of this "Life Expectancy Distributions" provision, references to owner also include the Beneficiary, as applicable.



The Company's Life Expectancy Amount for each year is equal to the greater of:



         (a) the contract value as of the applicable date divided by the owner's Life Expectancy as described below; or



         (b) the GWB as of the applicable date divided by the owner's Life Expectancy as described below.



For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.



For purposes of these Life Expectancy Amount calculations, the owner's Life Expectancy will be determined by the Company as of the following dates:



         (a) the owner's birthday that occurs during the calendar year in which the Life Expectancy Distribution applies (for Pre 59 1/2 Distributions and Required Minimum Distributions); or



         (b) the owner's birthday that occurs during the calendar year in which the owner's Life Expectancy Distributions first commenced (or, when required by regulations, the calendar year after the calendar year of the original owner's death) reduced by the number of years that the Life Expectancy Distributions have already occurred (for Qualified Death Benefit Stretch Distributions and Non-Qualified Death Benefit Stretch Distributions.)

We reserve the right to make any changes necessary to comply with the Code and Treasury Regulations.



The Life Expectancy Amount calculation provided under Principal Plus is based on the Company's understanding and interpretation of the requirements under tax law as of September 30, 2003 applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirements under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the GWB and the GWA. Please discuss these matters with your tax advisor prior to electing Principal Plus.



Settlement Phase. If a withdrawal (a) does not cause total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, but the GWB immediately after the withdrawal is still greater than zero, then Principal Plus will enter its settlement phase. The contract will continue but all other rights and benefits under the contract, including death benefits, will terminate and additional purchase payments will not be accepted. The Principal Plus fee will not be deducted during Principal Plus's settlement phase.



During Principal Plus's settlement phase, each Contract Year until the GWB is depleted, settlement payments that total an amount no greater than the GWA, or Life Expectancy Distributions if applicable, will automatically be paid to you. (See "Life Expectancy Distributions.") If however, the GWA or the Life Expectancy Distribution, if applicable, exceeds the GWB, then the settlement payment for that Contract Year will be limited to the GWB. The settlement payments will be paid no less frequently than annually. If any owner dies during Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the contract described in the "ACCUMULATION PERIOD PROVISIONS - Payment of Death Benefit" provision of this Prospectus.



Effect of Payment of Death Benefit. If you die prior to the Maturity Date and before the GWB is depleted, and if the Beneficiary does not take the death benefit as a lump sum under the terms of the contract, Principal Plus will continue. If Principal Plus continues, the Principal Plus fee will continue. (See "Principal Plus Fee.") In this scenario, the Beneficiary does not have the option to terminate the Principal Plus rider. If Principal Plus continues, within 30 days following the date the death benefit was determined under the contract, the Beneficiary has the option to elect to Step-Up the GWB if the death benefit on the date the death benefit was determined was greater than the GWB on that date. (See "Calculation of GWB - Step-Up.")



If the Beneficiary is the deceased owner's spouse, such Beneficiary is eligible for any remaining Bonuses and any Step-Ups. However, any such remaining Bonuses will be calculated and applied on future anniversaries of the date the death benefit was determined instead of the original Contract Anniversary dates. Remaining eligible Step-Up Dates will also be measured beginning from the date the death benefit was determined but the latest Step-Up date will be no later than the 30th Contract Anniversary after the Contract Date. When withdrawals deplete the contract value to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")



If the Beneficiary is not the deceased owner's spouse, such Beneficiary is not eligible for any remaining Bonuses and Step-Ups. When death benefit distributions deplete the death benefit to zero, if the GWB is still greater than zero, then Principal Plus enters its settlement phase. (See "Settlement Phase.")

Investment Options. If you elect Principal Plus, during the entire period Principal Plus is in effect, you must invest 100% of your contract value:



         a) among the Lifestyle Portfolios currently available with Principal Plus (see "Lifestyle Portfolios Available with Principal Plus" below); or



         b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below).



If you select (a) above, you may allocate your monies in one of the four Lifestyle Portfolios currently available with Principal Plus or any combination of such Lifestyle Portfolios.



If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation.



You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.



You should consult with your financial advisor to assist you in determining which model allocation or investment option available with Principal Plus is best suited for your financial needs and risk tolerance.



Lifestyle Portfolios Available with Principal Plus. The following four Lifestyle Portfolios are currently available with Principal Plus:



                                 Portfolio Name



                           LIFESTYLE GROWTH 820 TRUST



                          LIFESTYLE BALANCED 640 TRUST



                          LIFESTYLE MODERATE 460 TRUST



                        LIFESTYLE CONSERVATIVE 280 TRUST



For more information regarding these Lifestyle Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.



Model Allocations Available with Principal Plus. The following four Model Allocations are currently available with Principal Plus:



                                     PERCENTAGE
                                     ALLOCATION
                                      OF EACH
                                  PORTFOLIO WITHIN
                                      THE MODEL
    MODEL ALLOCATION NAME            ALLOCATION               PORTFOLIO NAME
    ---------------------            ----------               --------------
Core Holdings                           25%           American Growth-Income Trust
                                        25%           American Growth Trust
                                        15%           American International Trust
                                        35%           Diversified Bond Trust

Value Blend                             40%           Equity-Income Trust
                                        20%           American Growth Trust
                                        20%           Diversified Bond Trust
                                        20%           Strategic Bond Trust

                                     PERCENTAGE
                                     ALLOCATION
                                      OF EACH
                                  PORTFOLIO WITHIN
                                      THE MODEL
    MODEL ALLOCATION NAME            ALLOCATION               PORTFOLIO NAME
    ---------------------            ----------               --------------
Growth Blend                            40%           Blue Chip Growth Trust
                                        20%           Diversified Bond Trust
                                        20%           American Growth-Income Trust
                                        20%           Strategic Bond Trust

Global                                  30%           Global Bond Trust
                                        20%           U.S. Large Cap Trust
                                        20%           Blue Chip Growth Trust
                                        30%           International Value Trust



If you select one of the Model Allocations available with Principal Plus there is no assurance that your contract value will not lose money or that investment results will not experience volatility. Your investment performance will depend on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and when redeemed, may be worth more or less than your original investment. Each Model Allocation is not a fund-of-funds. For more information regarding each Portfolio that comprises the Model Allocations, including information relating to each Portfolio's investment objectives, policies and restrictions, and the risks of investing in each Portfolio, please see the "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" section of this Prospectus as well as the Trust's Prospectus. The Trust's Prospectus should be read carefully before investing.



We reserve the right to restrict investment options at any time. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.



We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.



Termination. The owner may not terminate the Principal Plus rider. However, Principal Plus will terminate automatically upon the earliest of:



         a)       depletion of the GWB;



         b)       the Maturity Date;



         c) when a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;



         d) depletion of the contract value, unless Principal Plus is in its Settlement Phase; or



         e)       termination of the contract.



Principal Plus Fee. To compensate us for assuming risks associated with Principal Plus, we charge an annual fee on each Contract Anniversary. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. The Principal Plus fee is withdrawn from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. The Principal Plus fee will not be deducted during Principal Plus's settlement phase or after the Maturity Date.



We reserve the right to increase the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus fee from the amount otherwise payable. The Principal Plus fee will be determined based on the Adjusted GWB. For purposes of determining the Principal Plus fee, a total withdrawal will be deemed to have been taken on the date the death benefit is determined and once the Maturity Date is reached.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus continues, for purposes of this "Principal Plus Fee" discussion, the anniversaries of the date the death benefit was determined will be considered to be the Contract Anniversaries.



Examples



Example 1. Assume a single purchase payment of $100,000, no additional purchase payments are made, withdrawals equal to the GWA are taken in each of the first 20 Contract Years and the owner does not elect to Step-Up the GWB.



                                                                                           GWB ON
 CONTRACT              PURCHASE                          WITHDRAWAL                       CONTRACT
   YEAR                PAYMENTS            GWA             TAKEN              BONUS      ANNIVERSARY
----------------------------------------------------------------------------------------------------
 At issue               100,000                                                            100,000
----------------------------------------------------------------------------------------------------
     1                        0            5,000            5,000                0          95,000
----------------------------------------------------------------------------------------------------
     2                        0            5,000            5,000                0          90,000
----------------------------------------------------------------------------------------------------
     3                        0            5,000            5,000                0          85,000
----------------------------------------------------------------------------------------------------
     4                        0            5,000            5,000                0          80,000
----------------------------------------------------------------------------------------------------
     5                        0            5,000            5,000                0          75,000
----------------------------------------------------------------------------------------------------
    10                        0            5,000            5,000                0          50,000
----------------------------------------------------------------------------------------------------
    20                        0            5,000            5,000                0               0
----------------------------------------------------------------------------------------------------



Example 2. Assume an initial purchase payment of $100,000, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and the owner does not elect to Step-Up the GWB.



                                        GWA AFTER                                          GWB ON
CONTRACT              PURCHASE          PURCHASE         WITHDRAWAL                       CONTRACT
  YEAR                PAYMENTS           PAYMENT           TAKEN            BONUS        ANNIVERSARY
----------------------------------------------------------------------------------------------------
At issue               100,000                                                            100,000
----------------------------------------------------------------------------------------------------
    1                        0            5,000                0            5,000         105,000
----------------------------------------------------------------------------------------------------
    2                   10,000            5,750                0            5,500         120,500
----------------------------------------------------------------------------------------------------
    3                        0            6,025            6,025                0         114,475
----------------------------------------------------------------------------------------------------
    4                        0            6,025                0            5,500         119,975
----------------------------------------------------------------------------------------------------
    5                        0            6,025                0            5,500         125,475
----------------------------------------------------------------------------------------------------



Example 3. Assume a single purchase payment of $100,000, no additional purchase payments are made, the owner elects to Step-Up the GWB at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset).



                                                           HYPOTHETICAL
                                GWA                          CONTRACT
                               AFTER                         VALUE ON                    GWB ON
CONTRACT        PURCHASE      PURCHASE      WITHDRAWAL       CONTRACT                   CONTRACT
  YEAR          PAYMENTS       PAYMENT         TAKEN        ANNIVERSARY      BONUS    ANNIVERSARY
-------------------------------------------------------------------------------------------------
At issue        100,000                                                                 100,000
-------------------------------------------------------------------------------------------------
    1                 0         5,000          5,000          101,700          0         95,000
-------------------------------------------------------------------------------------------------
    2                 0         5,000          5,000          103,534          0         90,000
-------------------------------------------------------------------------------------------------
    3                 0         5,000          5,000          105,511          0        105,781*
-------------------------------------------------------------------------------------------------
    4                 0         5,289          5,289           94,629          0        100,492
-------------------------------------------------------------------------------------------------
    5                 0         5,289         10,000           79,596          0         79,898*
-------------------------------------------------------------------------------------------------

                                                           HYPOTHETICAL
                                GWA                          CONTRACT
                               AFTER                         VALUE ON                    GWB ON
CONTRACT        PURCHASE      PURCHASE      WITHDRAWAL       CONTRACT                   CONTRACT
  YEAR          PAYMENTS       PAYMENT         TAKEN        ANNIVERSARY      BONUS    ANNIVERSARY
-------------------------------------------------------------------------------------------------



* Steps-Up or resets to contract value before the Principal Plus fee is deducted



Triple Protection Death Benefit Rider



The optional Triple Protection Death Benefit rider ("T-PRO") provides a death benefit, upon the death of any owner prior to the Maturity Date. Under T-PRO, no death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. T-PRO may not be available through all distribution partners. You may elect T-PRO at the time the contract is issued, provided:



         a) T-PRO is available for sale in the state where the contract is sold;



         b)       the oldest owner has not yet attained age 71; and



         c)       no other optional rider has been selected.



We reserve the right to accept or reject an owner's selection of T-PRO at our sole discretion. Without limiting the foregoing, we reserve the right to refuse to issue T-PRO on multiple contracts involving the same individual(s).



Once T-PRO is elected, it is irrevocable. If T-PRO is elected, the death benefit paid under T-PRO replaces any death benefit paid under the terms of the contract. T-PRO has an additional annual fee of 0.50%. (See "T-PRO Fee" below.) Once T-PRO is elected, the owner may only be changed to an individual that is the same age or younger than the oldest current owner.



The addition of T-PRO to a contract may not always be in your interest since an additional fee is imposed for this benefit. Furthermore, the benefits provided by T-PRO have age caps and limitations that limit the benefits provided by T-PRO at certain ages and values. These caps and limitations should be considered when determining the suitability of T-PRO, especially at older ages or for larger payments.



The death benefit paid under T-PRO ("T-PRO Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuity Service Office in good order. The amount of the T-PRO Death Benefit is equal to:



The Enhanced Earnings Death Benefit factor plus the greatest of:



         a)       the contract value;



         b)       the Return of Purchase Payments Death Benefit Factor;



         c)       the Annual Step Death Benefit Factor; or



         d)       the Graded Death Benefit Factor.



We may offer other optional riders whose benefits and the names of such benefits are similar to the T-PRO Death Benefit Factors referenced above. It should be noted that these other optional riders are separate and distinct from the T-PRO Death Benefit Factors referenced above, they contain separate optional rider charges and their benefits and limitations may be different.



If there is any Debt, the T-PRO Death Benefit equals the amount described above less Debt under the contract.



If the Beneficiary is the deceased owner's spouse, and the T-PRO Death Benefit is not taken in one sum immediately, the contract and the T-PRO rider will continue with the surviving spouse as the new owner. Upon the death of the surviving spouse prior to the Maturity Date, a second T-PRO Death Benefit will be paid and the entire interest in the contract must be distributed to the new Beneficiary in accordance with the provisions of the contract.



For purposes of calculating the second T-PRO Death Benefit, payable upon the death of the surviving spouse:

                  The T-PRO Death Benefit paid upon the first owner's death ("first T-PRO Death Benefit") is not treated as a purchase payment to the contract.



                  In determining the Enhanced Earnings Death Benefit Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first T-PRO Death Benefit was paid, the Earnings Basis is reset to equal the first T-PRO Death Benefit. The Earnings Basis will be increased for any purchase payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first T-PRO Death Benefit was paid. All purchase payments made and all amounts deducted in connection with partial withdrawals prior to the date the first T-PRO Death Benefit was paid will not be considered in the determination of the Enhanced Earnings Death Benefit Factor.



                  In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and
                  (d) the Graded Death Benefit Factor), all purchase payments and all withdrawals before and after the date the first T-PRO Death Benefit was paid will be considered.



Return of Purchase Payments Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all purchase payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See "Withdrawal Reductions" below.)



Enhanced Earnings Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Enhanced Earnings Death Benefit factor is equal to 50% multiplied by Earnings, as defined under the Enhanced Earnings Death Benefit Factor calculation of the T-PRO rider. For purposes of the Enhanced Earnings Death Benefit Factor calculation, Earnings is equal to the contract value minus the Earnings Basis. The Earnings Basis is equal to 150% of each purchase payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals. (See example and "Withdrawal Reductions" below.)



Example. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals. Assume the contract value on the date the T-PRO Death Benefit is determined is equal to $175,000:



                  Earnings Basis is equal to 150% of $100,000 or $150,000. Earnings is equal to $175,000 minus $150,000 or $25,000. Note that for purposes of T-PRO, Earnings are always less than the excess of account value over payments. In this example, they are less than $75,000 (or $175,000 minus $100,000).
                  Enhanced Earnings Death Benefit Factor is equal to 50% of $25,000 or $12,500.



The Maximum Enhanced Earnings Death Benefit Factor is equal to 100% of the Earnings Basis.



Annual Step Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the T-PRO rider but prior to the oldest owner's attained age 81. The Anniversary Value is equal to the contract value on a Contract Anniversary increased by all purchase payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary. (See "Withdrawal Reductions" below.)



Graded Death Benefit Factor. For purposes of the T-PRO Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where



         1) is equal to the sum of each purchase payment multiplied by the applicable Payment Multiplier obtained from the table below:



  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT                          PAYMENT MULTIPLIER*
----------------------------                          -------------------
             0                                                100%
             1                                                110%
             2                                                120%

3                 130%
4                 140%
5                 150%



*If a purchase payment is received on or after the oldest owner's attained age 71, the Payment Multiplier equals 100% in all years. Thus, for purchase payments made on or after the oldest owner reaches attained age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.



         2) is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on purchase payment and withdrawal history.



The Graded Death Benefit Factor will never be greater than purchase payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.



Withdrawal Reductions. If total partial withdrawals taken during a contract year are less than or equal to 5% of total purchase payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the contract value attributed to the amount of each partial withdrawal.



The guaranteed death benefits provided by T-PRO are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent purchase payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.



Example. Illustrated below is an example of the T-PRO Death Benefit based on hypothetical contract values. Assume a single purchase payment of $100,000 is made into the contract, no additional purchase payments are made and there are no partial withdrawals.



  DEATH OCCURS                                        ANNUAL STEP        ENHANCED
WITHIN CONTRACT                      GRADED DEATH    DEATH BENEFIT    EARNINGS DEATH    T-PRO DEATH
      YEAR         CONTRACT VALUE   BENEFIT FACTOR       FACTOR       BENEFIT FACTOR       BENEFIT
      ----         --------------   --------------       ------       --------------       -------
        2               98,750          110,000          100,000             0             110,000
        4              100,970          130,000          100,970             0             130,000
        6              140,600          150,000          140,600             0             150,000
       10              174,700          150,000          174,700        12,350             187,050
       14              140,100          150,000          174,700             0             174,700



Investment Options. At the current time, there are no additional investment option restrictions imposed when the T-PRO rider is chosen.



We reserve the right to restrict investment options at any time. We will notify the owner in writing at least 30 days prior to restricting an investment option. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no new purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed investment options may be renewed subject to terms of the contract.



Termination of T-PRO Rider. The owner may not terminate the T-PRO rider. However, T-PRO will terminate automatically upon the earliest of:



         a)       the date the contract terminates;



         b)       the Maturity Date; or

         c) the later of the date on which the T-PRO Death Benefit is paid, or the date on which the second T-PRO Death Benefit is paid, if the contract and T-PRO rider are continued by the surviving spouse after the death of the original owner.



T-PRO Fee. Prior to termination of the T-PRO rider, on each Contract Anniversary, the T-PRO fee is calculated by multiplying 0.50% by the T-PRO Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the T-PRO fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.



If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the T-PRO fee from the amount paid upon withdrawal. The T-PRO fee will be determined based on the T-PRO Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the T-PRO fee, the commencement of annuity benefit payments shall be treated as a total withdrawal.


CHARGES AND DEDUCTIONS


Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity benefit payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.



================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks, assuming no optional riders are elected.
================================================================================


ADMINISTRATION FEES

A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

TAXES



================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================



We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity benefit payments. Such taxes may include premium taxes or other taxes levied by any government entity which the we determine to have resulted from our:



                  establishment or maintenance of the Variable Account, receipt of purchase payments, issuance of the contracts, or commencement or continuance of annuity benefit payments under the contracts.


In addition, we will withhold taxes to the extent required by applicable law.


Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity benefit payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority. See Appendix C for a table of State Premium Taxes.


EXPENSES OF DISTRIBUTING CONTRACTS


Manulife Financial Securities LLC ("Manulife Financial Securities"), the principal underwriter for the contracts, pays compensation to selling broker-dealers in varying amounts which under normal circumstances are not expected to exceed 2.20% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by Manulife Financial Securities. See "Distribution of Contracts" for further information.


FEDERAL TAX MATTERS


INTRODUCTION


The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.


OUR TAX STATUS


We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our Federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by Trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL



================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, or the beneficiary receives a death benefit payment.
================================================================================


TAX DEFERRAL DURING ACCUMULATION PERIOD


Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity benefit payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:


                  the contract must be owned by an individual (or treated as owned by an individual),

                  the investments of the Variable Account must be "adequately diversified" in accordance with IRS regulations,

                  we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for Federal tax purposes, and the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

Exceptions to the general rule for non-natural contract owners will also apply with respect to:

                  contracts acquired by an estate of a decedent by reason of the death of the decedent, certain qualified contracts, certain contracts purchased by employers upon the termination of certain qualified plans, certain contracts used in connection with structured settlement agreements, and contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF ANNUITY BENEFIT PAYMENTS


================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================



Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity benefit payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity benefit payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and



         (b) is the total expected value of fixed annuity benefit payments for the term of the contract (determined under IRS regulations).



A simplified method of determining the taxable portion of annuity benefit payments applies to contracts issued in connection with certain qualified plans other than IRAs.



Once the total amount of the investment in the contract is excluded using these ratios, annuity benefit payments will be fully taxable. If annuity benefit payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

                  if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above,


                  if distributed under an annuity option, they are taxed in the same manner as annuity benefit payments, as described above, or


                  If distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "investment in the contract."

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

                  if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity benefit payments thereafter are fully includible in income.





PENALTY TAX ON PREMATURE DISTRIBUTIONS


================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty
================================================================================


There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

                  received on or after the date on which the contract owner reaches age 59 1/2;

                  attributable to the contract owner becoming disabled (as defined in the tax law);

                  made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

                  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law);

                  made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

                  made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of this interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.


QUALIFIED RETIREMENT PLANS



================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using the contract with a qualified plan.
================================================================================


The contracts are also available for use in connection with certain types of retirement plans, including IRAs which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix E to this Prospectus. Appendix E also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser. If you intend to use the contract in connection with a qualified plan, you should consult a tax advisor.


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.


In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 -1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.

There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts (including some distributions from Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.)

There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

                  received on or after the date on which the contract owner reaches age 59 1/2, received on or after the owner's death or because of the owner's disability (as defined in the tax law), or made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code,
(ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments" and (iii) certain hardship withdrawals.

Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.


FEDERAL INCOME TAX WITHHOLDING



================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================



We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity benefit payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


GENERAL MATTERS

PERFORMANCE DATA


================================================================================
We may advertise our investment performance.
================================================================================


Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION SERVICES



We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

                  termination of employment in the Texas public institutions of higher education, retirement, death, or the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.




DISTRIBUTION OF CONTRACTS


================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


Manulife Financial Securities LLC ("Manulife Financial Securities"), a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 55230, Boston, Massachusetts 02205-5230.

CONFIRMATION STATEMENTS

You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor Manulife Financial Securities are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

CANCELLATION OF THE CONTRACT

We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:

                  the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

                  the contract value at the end of such two year period is less than $2,000.

As a matter of administrative practice we will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.


VOTING INTEREST

As stated above, we will vote shares of the Trust portfolios held in the Variable Account at shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

ACCUMULATION PERIOD. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

PAY-OUT PERIOD. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.


Generally, the number of votes tends to decrease as annuity benefit payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity benefit payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.


REINSURANCE ARRANGEMENTS

We utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no contract owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that are currently reinsured include guaranteed death benefits and fixed account guarantees.

                            APPENDIX A: SPECIAL TERMS


The following terms as used in this Prospectus have the indicated meanings:


ACCUMULATION PERIOD: The period between the issue date of the contract and the maturity date of the contract. During this period, purchase payment(s) are typically made to the contract by the owner.



ACCUMULATION UNIT: A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.



ANNUITANT: Any natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.



ANNUITY SERVICE OFFICE: The mailing address of the service office is P.O. Box 55230, Boston, Massachusetts 02205-5230.



ANNUITY UNIT: A unit of measure that is used after the maturity date to calculate variable annuity benefit payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified on the contract specifications page, unless changed. If there is a surviving contract owner, that person will be the beneficiary.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.



THE CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed annuity benefit payments.



CONTINGENT BENEFICIARY: The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.



FIXED ANNUITY: An annuity option with payments the amount of which we guarantee.



GENERAL ACCOUNT: All of our assets other than assets in separate accounts such as the Variable Account.



INVESTMENT ACCOUNT: An account we establish for you which represents your interest in an investment option during the accumulation period.



INVESTMENT OPTIONS: The investment choices available to contract owners. Currently, there are sixty-three variable investment options under the contract.



LOAN ACCOUNT: The portion of our general account that is used for collateral for a loan.



MATURITY DATE: The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed.



NON-QUALIFIED CONTRACTS: Contracts which are not issued under qualified plans.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified on the contract specifications page, unless changed. The annuitant becomes the owner of the contract on the Maturity Date.



PAY-OUT PERIOD: The pay-out period is the period when we make annuity benefit payments to you.

PORTFOLIO: A separate investment portfolio of the Trust, the American
Insurance Funds, a mutual fund in which the Variable Account invests, or of any successor mutual fund.



QUALIFIED CONTRACTS: Contracts issued under qualified plans.



QUALIFIED PLANS: Retirement plans which receive favorable tax treatment under
Section 401, 403, 408 408A, or 457 of the Code.



SUB-ACCOUNT(S): One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.



UNPAID LOANS: The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.



VALUATION PERIOD: Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

            APPENDIX B: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE



Effective November 1, 1996, no withdrawal charge will be imposed on withdrawals from contracts issued on or after November 1, 1996.



EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.



                                                 FREE                                 WITHDRAWAL CHARGE
CONTRACT             HYPOTHETICAL             WITHDRAWAL              PAYMENTS        -----------------
  YEAR              CONTRACT VALUE              AMOUNT               LIQUIDATED       PERCENT    AMOUNT
  ----              --------------              ------               ----------       -------    ------
   1                    55,000                  5,000 (A)               50,000           3%       1,500
   2                    50,500                  5,000 (B)               45,500           3%       1,365
   3                    60,000                 10,000 (C)               50,000           3%       1,500
   4                    70,000                 20,000 (D)               50,000           0%           0



(A) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total purchase payments made under the contract less any prior partial withdrawals in that contract year. In the first contract year the earnings under the contract and 10% of purchase payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 purchase payment is liquidated and the withdrawal charge is assessed against such liquidated purchase payment (contract value less free withdrawal amount)



(B) In the example for the second contract year, the accumulated earnings of $500 is less than 10% of purchase payments, therefore the free withdrawal amount is equal to 10% of purchase payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to purchase payments liquidated (contract value less free withdrawal amount).



(C) In the example for the third contract year, the accumulated earnings of $10,000 is greater than 10% of purchase payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the purchase payments liquidated (contract value less free withdrawal amount).



(D) There is no withdrawal charge on any purchase payments liquidated that have been in the contract for at least 3 years.



EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000 and $8,000.



                                                   FREE                        WITHDRAWAL   CHARGE
 HYPOTHETICAL         PARTIAL WITHDRAWAL        WITHDRAWAL       PAYMENTS      -------------------
CONTRACT VALUE           REQUESTED                AMOUNT        LIQUIDATED     PERCENT      AMOUNT
--------------           ---------                ------        ----------     -------      ------
  65,000                  2,000                  15,000 (A)           0           3%          0
  49,000                  5,000                   3,000 (B)       2,000           3%         60
  52,000                  7,000                   4,000 (C)       3,000           3%         90
  44,000                  8,000                       0 (D)       8,000           3%        240



(A) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated purchase payments (accumulated earnings), or 10% of purchase payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of purchase payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no purchase payments are liquidated and no withdrawal charge applies.



(B) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of purchase payments less all prior withdrawals. Since $2,000 has already been withdrawn earlier in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $48,000



(C) The contract has increased in value to $52,000. The unliquidated purchase payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of purchase payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in purchase payments being liquidated. The remaining unliquidated purchase payments are $45,000.



(D) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of purchase payments ($5,000) has already been utilized. The full amount of $8,000 will result in purchase payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of purchase payments would be available again for withdrawal requests during that year.

                         APPENDIX C: STATE PREMIUM TAXES


Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                             TAX RATE
                        ------------------------------------------------------
    STATE               QUALIFIED CONTRACTS            NON-QUALIFIED CONTRACTS
    -----               -------------------            -----------------------
CALIFORNIA                     0.50%                            2.35%
MAINE                          0.00%                            2.00%
NEVADA                         0.00%                            3.50%
PUERTO RICO                    1.00%                            1.00%
SOUTH DAKOTA (A)               0.00%                            1.25%
WEST VIRGINIA                  1.00%                            1.00%
WYOMING                        0.00%                            1.00%



(A) Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                         APPENDIX D: PRIOR CONTRACTS
                                 (VV CONTRACTS)



PRIOR CONTRACTS. This Appendix sets forth the principal differences between the contract offered by this Prospectus and a class of variable annuity contract that we offer in the state of Washington ("PRIOR CONTRACTS" or "VV CONTRACTS") and which were previously sold in other states during the period April, 1993 to March, 1998. The principal differences between the contract offered by this Prospectus and the VV contract relate to the death benefit provisions.



DEATH BENEFIT PROVISIONS UNDER PRIOR CONTRACTS.



Death of Last Surviving Annuitant (Where the Annuitant Was Not an Owner) We will pay the minimum death benefit (minus any unpaid loans) to the beneficiary if :


         the annuitant dies before the maturity date, the annuitant is not an owner, there is no surviving co-annuitant, and no owner of the contract is a non-natural person.

If any owner of the contract is a non-natural person, the death or change of any annuitant is treated as the death of an owner. The beneficiary may elect to:

         receive payment (either as a lump sum or in accordance with any annuity option described in the contract) or continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. In general, a beneficiary who continues the contract will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.


DEATH OF OWNER.


Deceased Owner (Who was the Last-Surviving Annuitant): We will pay the minimum death benefit, less any unpaid loans, to the beneficiary if:

         an owner dies before the maturity date,
         the deceased owner is an annuitant, and
         there is no surviving co-annuitant.

If the contract is a non-qualified contract, after the owner's death, the beneficiary's entire interest must be distributed within five years unless:

         the beneficiary elects to receive his or her interest as an annuity which begins within one year of the owner's death and is paid over the beneficiary's life or over a period not extending beyond the beneficiary's life expectancy or the beneficiary is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the minimum death benefit.

An election to receive the minimum death benefit as an annuity must be made within 60 days after the date on which the death benefit first becomes payable If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. For purposes of this paragraph, in determining the minimum death benefit, withdrawal charges (applicable when an annuitant either dies after the first of the month following his or her 85th birthday or when the annuitant had attained age 81 or greater on the contract date -- see "Minimum Death Benefit") will be taken into account, but only when the minimum death benefit is paid and only if such charges would have applied if the payment had been made to the deceased owner at that time.


Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are No Surviving Owners): We will transfer the interest in the contract to the successor owner (the person, persons, or entity to become the contract owner if the contract owner dies prior to the maturity date) if:


         an owner dies before the maturity date,
         any annuitant survives, and
         there are no surviving owners,


If the contract is a non-qualified contract, after the owner's death, the successor owner's entire interest in the contract must be distributed within five years unless:


         the successor owner elects to receive payment of the interest in the contract as an annuity which begins within one year of the owner's death and is paid over the successor owner's life or over a period not extending beyond the successor owner's life expectancy or the successor owner is the deceased owner's surviving spouse and elects to continue the contract, as its owner, with the contract value on the date due proof of death and all required claim forms are received, equal to the interest in the contract.

An election to receive the interest in the contract as an annuity must be made within 60 days after the date on which the death benefit first becomes payable. If the spouse continues the contract, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as the owner, dies. If the deceased contract owner had not attained age 81 on the contract date, the interest in the contract equals the contract value. If the deceased contract owner had attained age 81 on the contract date, the interest in the contract also equals the contract value, but such interest may be subject to applicable withdrawal charges when any amounts are actually paid. The successor owner's right to the interest in the contract does not affect the annuitant designations in the contract, although the successor owner may change such designations after acquiring the interest in the contract.


Deceased Owner (Who was Not the Last-Surviving Annuitant and There Are Surviving Owners): We will transfer the interest in the contract to the surviving owner if:


         an owner dies before the maturity date,
         any annuitant survives, and
         there is a surviving owner,

The amount of this interest and the rights and restrictions attendant to this transfer are the same as those described in the immediately preceding paragraph, except that "surviving owner" should be substituted for "successor owner," wherever these terms appear.


Non-Natural Owners: If any owner of a non-qualified contract is not an individual, the death or change of any annuitant will be treated as the death of an owner (who was not the last-surviving annuitant), unless the last-surviving annuitant has actually died in which case the death will be treated as the death of an owner (who is the last-surviving annuitant).

Application of Distributed Amounts Towards the Purchase of a New Contract: A beneficiary, successor owner, or surviving owner, as the case may be, may apply amounts required to be distributed towards the purchase of a new contract.

In general, if such distributed amounts are so applied, the beneficiary, successor owner, or surviving owner will be treated for Federal income tax purposes as if he or she had received these distributed amounts.


Minimum Death Benefit. If the last surviving annuitant dies on or before the first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:


         the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the excess of the sum of each purchase payment accumulated daily, at the equivalent of 5% per year, starting on the date each purchase payment is allocated to the contract, with a maximum accumulation of two times each purchase payment, over the sum of each withdrawal or annuitized amount, including any applicable withdrawal charges, accumulated daily at a rate equivalent to 5% per year, starting as of the date of each such withdrawal or annuitization, with a maximum accumulation of two times each such withdrawal or annuitization amount.

If the last surviving annuitant dies after the -first of the month following his or her 85th birthday and had an attained age of less than 81 years on the contract date, the minimum death benefit will be equal to the greater of:

         the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or the excess of:

                  the sum of all purchase payments over
                  the sum of any amounts deducted in connection with partial withdrawals.

If the last surviving annuitant dies and the Annuitant had an attained age of 81 or greater on the contract date, the minimum death benefit payable on due proof of death and receipt of all required claim forms will equal the amount payable on total withdrawal.


OTHER CONTRACT PROVISIONS.



ANNUITY TABLES ASSUMED INTEREST RATE. A 4% assumed interest rate is built into the annuity tables in the prior contract used to determine the first variable annuity payment to be made under that contract.



FIXED ACCOUNT INVESTMENT OPTIONS. The fixed account is not available to contracts issued in the state of Washington.



TABLES OF ACCUMULATION UNIT VALUES. See Appendix U for Accumulation Unit Values for prior contracts

                        APPENDIX E: QUALIFIED PLAN TYPES


Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.


IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. The presence of these benefits may increase the amount of any required minimum distributions for IRAs and other contracts subject to the required minimum distribution rules. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given.


Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59-1/2;

         -        made after the owner's death;

         -        attributable to the owner being disabled; or

         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70-1/2. Under some circumstances, a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, earnings on those contributions, and earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59-1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

           APPENDIX F: PRODUCT FEATURES AVAILABLE ON OLDER CONTRACTS



OPTIONAL BENEFITS.



Principal Plus Rider and T-PRO Rider. The Principal Plus Rider and the T-PRO Rider are not available for contracts issued prior to December 8, 2003.



Withdrawal Charges. For contracts issued prior to November 1, 1996 -



                              DEFERRED SALES LOAD
             (withdrawal charge as percentage of purchase payments)



                                               FOR CONTRACTS ISSUED PRIOR TO
  NUMBER OF COMPLETE YEARS                           NOVEMBER 1, 1996
PURCHASE PAYMENT IN CONTRACT                   WITHDRAWAL CHARGE PERCENTAGE
--------------------------------------------------------------------------------
              0                                             3%
              1                                             3%
              2                                             3%
              3+                                            0%


If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than three complete contract years. NO WITHDRAWAL CHARGE WILL BE IMPOSED ON WITHDRAWALS FROM CONTRACTS ISSUED ON OR AFTER NOVEMBER 1, 1996. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than three complete contract years. In no event may the total withdrawal charges exceed 3% of the amount invested. The amount of the withdrawal charge and when it is assessed are discussed below.

Each withdrawal from the contract is allocated first to the "FREE WITHDRAWAL AMOUNT" and second to "UNLIQUIDATED PURCHASE PAYMENTS." In any contract year, the free withdrawal amount for that year is the greater of:

         10% of total purchase payments (less all prior partial withdrawals in that contract year), and the accumulated earnings of the contract (i.e., the excess of the contract value on the date of withdrawal over the unliquidated purchase payments).

Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from the one-year fixed account investment option.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc., until all purchase payments have been liquidated.

Each purchase payment or portion thereof liquidated in connection with a withdrawal request that has been in the contract for less than three years is subject to a withdrawal charge of 3%.

The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account minus any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant. In addition, no withdrawal charges are imposed on annuity benefit payments.

The amount collected from the withdrawal charge will be used to reimburse us for the compensation we pay to broker-dealers for selling the contracts, preparation of sales literature and other sales-related expenses.

For examples of calculation of the withdrawal charge, see Appendix B.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGES. The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:


         The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

         The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

         Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

         The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

         There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.


If after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.



Amount of Death Benefit. For contracts issued in Hawaii, Massachusetts, Minnesota, New Jersey, Vermont, and Washington; for contracts issued prior to July 25, 2003 in Illinois; and for contracts issued prior to June 2, 2003 in all other states, the following death benefit applies:



If any contract owner dies on or prior to his 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:



         the contract value; or
         the excess of (i) over (ii) where:



         (i) equals the sum of purchase payments made, accumulated daily at the equivalent of 5% per year starting on the date each purchase payment is allocated to the contract; provided, however, that the accumulated value of each purchase payment will not exceed two times such payment, and



         (ii) equals the sum of any amounts deducted in connection with partial withdrawals, accumulated daily at the equivalent of 5% per year starting on the date each such deduction occurs; provided, however, that the accumulated value of each amount so deducted will not exceed two times such deducted amount.



If any contract owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the date as of which the contract was issued, the death benefit will be the greater of:



         The contract value; or
         The excess of (i) over (ii) where:



         (i)      equals the sum of all purchase payments, and



         (ii) equals the sum of any amounts deducted in connection with partial withdrawals.



If the contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, the death benefit will be the contract value less any applicable withdrawal charges a the time of payment of benefits.



The amount deducted in connection with partial withdrawals will be calculated on a pro-rata basis and will be equal to (i) times (ii) where:

         (i)      is equal to the Death Benefit prior to the withdrawal; and



         (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.



For contracts issued prior to January 1, 2003, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


ASSET REBALANCING PROGRAM. Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.


FIXED ACCOUNT INVESTMENT OPTIONS.


Securities Registration. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

Guarantee. Pursuant to a Guarantee Agreement dated March 31, 1996, The Manufacturers Life Insurance Company ("Manulife"), unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         the liability to pay contractual claims under the contracts is assumed by another insurer, or we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

Reinsurance. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples' contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples.


Investment Options. For contracts purchased prior to January 22, 2002, transfers may be made to the one-year fixed account investment option.



Under the fixed account investment option, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it. The fixed account is not available to contracts issued in the state of Washington.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Investment Accounts. For contracts purchased prior to January 22, 2002, transfers may be made from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.


Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.


Renewals. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.

Transfers. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

Subject to certain regulatory limitations, we may restrict payments and transfers to the fixed account investment options if the guaranteed interest rate in effect is equal to 3%.

Withdrawals. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.


If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first out basis.


Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix E "Qualified Plan Types").


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity benefit payments.


CHARGES. No administrative, distribution, or mortality and expense risk charges are deducted from fixed account investment options.

                 APPENDIX U: TABLES OF ACCUMULATION UNIT VALUE

                   UNIT VALUE DATA TO BE UPDATED BY AMENDMENT

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

           THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE
                                    ACCOUNT H

                                       OF

                THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company (U.S.A.) at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


     The date of this Statement of Additional Information is May 1, 2004.


                The Manufacturers Life Insurance Company (U.S.A.)
                               500 Boylston Street
                        Boston, Massachusetts 02116-3739
                                 (617) 663-3000
                                 (800) 344-1029


Vision.SAI 5/04

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................        3
PERFORMANCE DATA.............................................        3
SERVICES
    Independent Auditors.....................................        4
    Servicing Agent..........................................        4
    Principal Underwriter....................................        4
APPENDIX A: PERFORMANCE DATA TABLES..........................      A-1
APPENDIX B: AUDITED FINANCIAL STATEMENTS.....................      B-1

                         GENERAL INFORMATION AND HISTORY

The Manufacturers Life Insurance Company (U.S.A.) Separate Account H (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company (U.S.A.) ("WE" or "US" or "MANULIFE USA"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 500 Boylston Street, Suite 400, Boston, Massachusetts 02116-3739. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and it subsidiaries, collectively known as Manulife Financial.

The Variable Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America ("Manulife North America"), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into Manulife USA. As a result of this merger, Manulife USA became the owner of all of Manulife North America's assets, including the assets of the Variable Account and assumed all of Manulife North America's obligations including those under the contracts. The merger had no other effect on the terms and conditions of the contracts or on your allocations among investment options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                                PERFORMANCE DATA

Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

                  redemption at the end of the time period, and no redemption at the end of the time period.

Standardized figures include total return figures from:

                  the inception date of the sub-account of the Variable Account which invests in the portfolio, or ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         -        inception date of the portfolio, or

         -        ten years, whichever period is shorter.

Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate total return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

In calculating standardized return figures, all recurring charges (all asset charges -mortality and expense risk fees, administrative fees, and distribution fees) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us or Manulife North America, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund,

Inc.) into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of the following sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996: Pacific Rim Emerging Markets, Real Estate Securities, Balanced, Money Market and Quantitative Equity.

Non-standardized performance for each of the following sub-accounts is based upon the historical performance of the American Fund Insurance Series portfolio, adjusted to reflect current Trust charges and contract charges: American International, American Growth, American Growth-Income and American Blue Chip-Income. Standardized performance is not yet available since these sub-accounts commenced operations on May 1, 2003.

For Periods prior to January 28, 2002, Series II performance reflects the performance of Series I which has a lower Rule 12b-1 fee. Had the performance during this period reflected the higher Series II Rule 12b-1 fee, the performance would have been lower.

Performance information is set forth in Appendices A and B.

In addition to the non-standardized returns, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                                    SERVICES

INDEPENDENT AUDITORS


The consolidated financial statements of The Manufacturers Life Insurance Company (U.S.A.) at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of The Manufacturers live Insurance Company (U.S.A.) Separate Account H (formerly the Manufacturers Life Insurance Company of North America Separate Account A) at December 31, 2003 and for each of the two years in the period ended December 31, 2003, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing. Ernst & Young LLP is located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103-7096.


SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         -        daily updates on:

                          -        accumulation unit values

                          -        variable annuity participants and transaction

                          -        agent production and commissions;

         -        semimonthly commission statements;

         - monthly summaries of agent production and daily transaction reports;

         -        semiannual statements for contract owners; and

         -        annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


Manulife Financial Securities LLC ("MFS LLC") an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Prior to January 1, 2002, Manufacturers Securities Services, LLC ("MSS") a Delaware limited liability company controlled by us, served as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MFS LLC in 2003 and 2002 and MSS in 2001 were $293,120,491, $275,138,774, $202,486,965, respectively. MFS LLC and
MSS did not retain any of these amounts during such periods.

                      APPENDIX A: PERFORMANCE DATA TABLES

                [PERFORMANCE DATA TO BE UPDATED BY AMENDMENT]

                           PERFORMANCE DATA ENDNOTES


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

                                   APPENDIX B

                          AUDITED FINANCIAL STATEMENTS

                    [FINANCIALS TO BE UPDATED BY AMENDMENT]

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

The following name changes took place October 1, 1997:

                          Old Name                                                    New Name
NASL Variable Account                                        The Manufacturers Life Insurance Company of North America
                                                             Separate Account A
North American Security Life Insurance Company               The Manufacturers Life Insurance Company of North America

The following name changes took place November 1, 1997:


                          Old Name                                                    New Name
NAWL Holding Co., Inc.                                       Manulife-Wood Logan Holding Co., Inc.

The following name changes took place September 24, 1999:

                          Old Name                                                    New Name
Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective on January 1, 2002:

         The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife north America's assets, including the assets of Separate Account A.

                                    * * * * *

Item 24. Financial Statements and Exhibits

(a)      Financial Statements

         (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H, (Part B of the registration statement). TO BE FILED BY AMENDMENT

         (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company (U.S.A.) (Part B of the registration statement). TO BE FILED BY AMENDMENT

(b)      Exhibits

(1)      (i)      Resolution of the Board of Directors of North American
         Security Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H - Incorporated by reference to Exhibit (1)(i) to Pre-Effective Amendment No. 1 to this registration statement, file number 333-71074, filed January 2, 2002 (the "Pre-Effective Amendment")

(2)      Agreements for custody of securities and similar investments - Not
Applicable.

(3)      (i)      Form of Underwriting Agreement between North American Security
                  Life Insurance Company (Depositor) and NASL Financial
                  Services, Inc. (Underwriter) -- Incorporated by reference to
                  Exhibit (b)(3)(i) to Form N-4, file number 33-76162, filed
                  March 1, 1999.

         (ii) Form of Promotional Agent Agreement -- Incorporated by reference to Exhibit (b)(3)(ii) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (iii) Form of Amendment to Promotional Agent Agreement - Incorporated by reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998.

         (iv)     Form of broker-dealer Agreement - Previously filed as Exhibit
                  (3)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(4)               (i)(A)   Specimen Flexible Purchase Payment Individual
                           Deferred Variable Annuity Contract, Non-Participating
                           (VIS25) - Previously filed as Exhibit (b)(4)(i)(A) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed
                           February 26, 1998.

                  (i)(B) Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating
                           (VV) - Previously filed as Exhibit (b)(4)(i)(B) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (ii) Specimen Fixed Account Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.007.98) - Previously filed as Exhibit (b)(4)(ii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (iii) Specimen Individual Retirement Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (ENDORSEMENT.001) - Previously filed as Exhibit
                           (b)(4)(iii) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (iv) Specimen ERISA Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.002.97) - Previously filed as Exhibit (b)(4)(iv) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (v) Specimen Tax-Sheltered Annuity Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.003.97) - Previously filed as Exhibit (b)(4)(v) to post-effective amendment no. 4 to registration on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (vi) Specimen Qualified Plan Endorsement Section 401 Plans to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (END.004.97) - Previously filed as Exhibit (b)(4)(vi) to post-effective amendment no. 4 to registration statement on Form N-4, file no. 33-77878, filed February 26, 1998.

                  (vii) Roth Individual Retirement Annuity Endorsement - Incorporated by reference to Exhibit (b)(4)(ii)(F) to registration statement on Form N-4, file number 33-76162, filed March 1, 1999.

(5)      (i)      Form of Specimen Application for Flexible Purchase Payment
                  Individual Deferred Combination Fixed and Variable Annuity
                  Contract, Non-Participating -- Incorporated by reference to
                  Exhibit (b)(5)(i) to post effective amendment 5 to file number
                  333-24657, filed February 28, 2000.

         (ii) Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98) - Incorporated by reference to Exhibit (b)(5)(i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

(6)      (i)      Restated Articles of Redomestication of The Manufacturers Life
                  Insurance Company (U.S.A.) - Incorporated by reference to
                  Exhibit A(6) to the registration statement on Form S-6 filed
                  July 20, 2000 (File No. 333-41814).

         (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

         (iii) By-laws of The Manufacturers Life Insurance Company (U.S.A.) - Incorporated by reference to Exhibit A(6)(b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

(7)      (i)      Form of Variable Annuity Reinsurance Agreement Contract
                  between North American Security Life Insurance Company and
                  Connecticut General Life Insurance Company, effective July 1,
                  1997--Incorporated by reference to Exhibit (b) (7) (i) to the registration statement filed February 26, 1998.

         (ii) Form of Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re Life & Health America Inc., effective August 1, 1997 - Incorporated by reference to Exhibit (b) (7) (ii) to this registration statement.

         (iii) Form of contract of reinsurance in connection with the variable annuity contracts being offered - Contract between The Manufacturers Life Insurance Company of North America and Manulife Reinsurance Corporation (USA), effective July 1, 1998
                  - Incorporated by reference to Exhibit (b)(7)(iv) to Form N-4, file number 33-77878, filed December 16, 1998.

         (iv) Form of Coinsurance Agreement between North American Security Life Insurance Company and Peoples Security Life Insurance Company, effective June 30, 1995 - Incorporated by reference to Exhibit 10(iv) to pre-effective amendment No. 1 to Form S-1, file number 333-6011 filed January 29, 1997.

         (v) Form of Automatic Reinsurance Agreement with AXA Re Life Insurance Company, effective May 1, 2000. Incorporated by reference to Exhibit (7)(v) to pre-effective amendment No. 1, to Form N-4, file number 333-70728, filed January 2, 2002.

                           i. Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           ii. Form of Amendment No. 2 to Automatic Reinsurance Agreement (Agreement 2000-14 dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(ii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           iii. Form of Amendment No. 3 to Automatic Reinsurance Agreement (Agreement 2000-14) dated May 1, 2000 with AXA Re Life Insurance Company. Incorporated by reference to Exhibit 7(v)(iii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vi) Form of Automatic Reinsurance Agreement (Agreement 2000-21) with AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company, effective August 15, 2000. Incorporated by reference to Exhibit 7(vi) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (vii) Form of Automatic Reinsurance Agreement (Agreement 2001-41) with AXA Corporate Solutions Life Reinsurance Company, effective January 29, 2001. Incorporated by reference to
                  Exhibit 7(vii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (viii) Form of Automatic Reinsurance Agreement (Agreement 2001-47) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(viii) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

                           (i) Form of Amendment No. 1 to Automatic Reinsurance Agreement (Agreement 2001-47) dated July 1, 2001 with AXA Corporate Solutions Life Reinsurance Company. Incorporated by reference to Exhibit 7(viii)(i) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

         (ix) Form of Automatic Reinsurance Agreement (Agreement 2001-48) with AXA Corporate Solutions Life Reinsurance Company, effective July 1, 2001. Incorporated by reference to Exhibit 7(ix) to post-effective amendment No. 1 to Form N-4 file number 333-70728, filed April 29, 2002.

(8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

         (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(i) to post-effective amendment no. 3 to Form N-4, file number 33-77878, filed February 28, 1997.

         (ii) Amendment to Remote Service Agreement dated April 1, 1998 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. -- Incorporated by reference to Exhibit
                  (b)(8)(ii) to post effective amendment no. 9 to Form N-4, file number 33-77878, filed April 28, 2000

         (iii) Amendment to Remote Service Agreement dated March 1999 between Manufacturers Life Insurance Company of North America and CSC Continuum Inc. - Incorporated by reference to Exhibit
                  (b)(8)(ii) to post-effective amendment no. 9 to Form N-4, file number 33-76162 filed April 27, 2000.

         (iv) Form of Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America - Previously filed as Exhibit (b)(8)(iv) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

(9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Incorporated by reference to Exhibit 9 to the Pre-Effective Amendment.

(10) Written consent of Ernst & Young LLP, independent auditors - TO BE FILED BY AMENDMENT

(11)     All financial statements omitted from Item 23, Financial
         Statements--Not Applicable

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

(13)     Schedules of computation,-- Incorporated by reference to Exhibit
         (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)     Financial Data Schedule - Not Applicable.

(15).    Powers of Attorney

         (i) (Robert A. Cook, John DesPrez III, Geoffrey Guy, James O'Malley, Joseph J. Pietroski, Rex Schlaybaugh) incorporated by reference to exhibit 7 to initial registration statement on Form S-6, file number 333-41814 filed July 20, 2000 on behalf of The Manufacturers Life Insurance Company (U.S.A.)

         (ii)     Powers of Attorney (John Ostler) - Previously filed as Exhibit
                  (15)(ii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

         (iii) Powers of Attorney (Jim Boyle, John Lyon) - Previously filed as Exhibit (15)(iii) to initial registration statement on Form N-4, file no. 333-71074, filed October 5, 2001.

         (iv) Power of Attorney (Steven Mannik) - Previously filed as Exhibit (15)(iv) to post-effective amendment no. 1 to this registration statement on April 29, 2002.

         (V)      Power of Attorney - Alison Alden - FILED HEREWITH

Item 25. Directors and Officers of the Depositor.

ITEM 28, DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal
Business Address         Position with Depositor
----------------------   -----------------------
John D. DesPrez III*     Director and Chairman of the Board of Directors, President
Alison Alden*            Executive Vice President, Human Resources & Communications, Director
James Boyle*             President, Individual Wealth Management, Director
Robert A. Cook*          President, U.S. Insurance; Director
Peter Copestake*         Vice President, Finance
James D. Gallagher*      Executive Vice President, Secretary and General Counsel
Donald Guloien**         Executive Vice President and Chief Investment Officer
John Lyon**              Vice President and Chief Financial Officer, Investments;Director
Steven Mannik**          President, Reinsurance, Director
James O'Malley**         President, U.S. Group Pension; Director
Rex Schlaybaugh, Jr.**   Director
John Ostler**            Executive Vice President and Chief Financial Officer
Warren Thomson**         Senior Vice President, Investments
Denis Turner**           Senior Vice President and Treasurer

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2003

                                                                        LEGAL   % OF     JURISDICTION OF
AFFILIATE                                                                ID     EQUITY    INCORPORATION
---------------------------------------------------------------------------------------------------------
MANULIFE FINANCIAL CORPORATION                                              2     100        CANADA
  Jupiter Merger Corporation                                              209     100        Delaware
  The Manufacturers Life Insurance Company                                  1     100        Canada
     Manulife Bank of Canada                                               58     100        Canada
     Manulife Financial Services Inc.                                     199     100        Canada
     Manulife Securities International Ltd.                                79     100        Canada
     Enterprise Capital Management Inc.                                            20        Ontario
     Cantay Holdings Inc.                                                  51     100        Ontario
     FNA Financial Inc.                                                   115     100        Canada
       Elliot & Page Limited                                              116     100        Ontario
     NAL Resources Limited                                                117     100        Alberta
     3550435 Canada Inc.                                                  107     100        Canada
       MFC Insurance Company Limited                                      106     100        Canada
       FCM Holdings Inc.                                                  104     100        Philippines
     Manulife Canada Ltd.                                                 157     100        Canada
     1293319 Ontario Inc.                                                 170     100        Ontario
     3426505 Canada Inc.                                                  161     100        Canada
     Canaccord Holdings Ltd.                                                    12.82    British Columbia
     Manulife International Capital Corporation Limited                   135     100        Ontario
       Golf Town Canada Inc.                                                    43.43         Canada
       Regional Power Inc.                                                136      80         Canada
                           ADDALAM POWER CORPORATION (1.)                          50      Philippines
       Avotus Corp.                                                             10.36         Canada
     First North American Insurance Company                               111     100         Canada
     JLOC Holding Company                                                          30     Cayman Islands
     Opportunity Finance Company                                                   30     Cayman Islands
     Resolute Energy Inc.                                                       11.62        Alberta
     Seamark Asset Management Ltd.                                        118   35.01         Canada
     NAL Resources Management Limited                                     120     100         Canada
       1050906 Alberta Ltd.                                               127     100        Alberta
     PK Liquidating Company II, LLC                                                18        Delaware
     PK Liquidating Company I, LLC                                              18.66        Delaware
     Micro Optics Design Corporation                                            17.69         Nevada
     Innova LifeSciences Corporation                                             15.6         Ontario
     2015401 Ontario Inc.                                                 140     100         Ontario
     2015500 Ontario Inc.                                                 154     100         Ontario
     MFC Global Investment Management (U.S.A.) Limited                    156     100         Canada
     Cavalier Cable, Inc.(2)                                                       78        Delaware
     2024385 Ontario Inc.                                                 153     100         Ontario

                                                                        LEGAL   % OF     JURISDICTION OF
AFFILIATE                                                                ID     EQUITY    INCORPORATION
---------------------------------------------------------------------------------------------------------
     NALC Holdings Inc.(3)                                                103      50         Ontario
     Manulife Holdings (Alberta) Limited                                  201     100         Alberta
       Manulife Holdings (Delaware) LLC                                   205     100        Delaware
         The Manufacturers Investment Corporation                          87     100        Michigan
           Manulife Reinsurance Limited                                    67     100         Bermuda
             Manulife Reinsurance (Bermuda) Limited                       203     100         Bermuda
           The Manufacturers Life Insurance Company (U.S.A.)               19     100        Michigan
             ManuLife Service Corporation                                   7     100        Colorado
             Manulife Financial Securities LLC                              5     100        Delaware
             Manufacturers Securities Services, LLC (4.)                   97      60        Delaware
             The Manufacturers Life Insurance Company of New York          94     100        New York
             The Manufacturers Life Insurance Company of America           17     100        Michigan
             Aegis Analytic Corporation                                         15.41        Delaware
             Manulife Property Management of Washington, D.C., Inc.               100      Wash., D.C.
             ESLS Investment Limited, LLC                                          25         Ohio
             Polymerix Corporation                                               11.4        Delaware
             Ennal, Inc.                                                  124     100        Delaware
             Avon Long Term Care Leaders LLC                              158     100        Delaware
             TissueInformatics Inc.                                             14.71        Delaware
             Ironside Venture Partners I LLC                              196     100        Delaware
                NewRiver Investor Communications Inc.                           11.29        Delaware
             Ironside Venture Partners II LLC                             197     100        Delaware
             Flex Holding, LLC                                                   27.7        Delaware
                Flex Leasing I, LLC                                             99.99        Delaware
             Manulife Leasing Co., LLC                                    150      80        Delaware
             Dover Leasing Investments, LLC                                        99        Delaware
             MCC Asset Management, Inc.                                   186     100        Delaware
     MFC Global Fund Management (Europe) Limited                           64     100        England
       MFC Global Investment Management (Europe) Limited                          100        England
     WT (SW) Properties Ltd.                                               82     100        England
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                 138     100        Germany
     Manulife International Holdings Limited                              152     100        Bermuda
       Manulife Provident Funds Trust Company Limited                     163     100       Hong Kong
       Manulife Asset Management (Asia) Limited                            78     100        Barbados
         P.T. Manulife Aset Manajemen Indonesia                           141      85       Indonesia
         Manulife Asset Management (Hong Kong) Limited                            100       Hong Kong
       Manulife (International) Limited                                    28     100        Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                         43      51         China
         The Manufacturers (Pacific Asia) Insurance Company Limited        61     100        Hong Kong
                           MANULIFE CONSULTANTS LIMITED                           100        Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED               100        Hong Kong
         Manulife Financial Management Limited                                    100        Hong Kong
         Manulife Financial Group Limited                                         100        Hong Kong
         Manulife Financial Investment Limited                                    100        Hong Kong
     Manulife (Vietnam) Limited                                           188     100         Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                  164     100       Philippines

                                                                        LEGAL   % OF     JURISDICTION OF
AFFILIATE                                                                ID     EQUITY    INCORPORATION
---------------------------------------------------------------------------------------------------------
       FCM Plans, Inc.                                                    155    100        Philippines
       Manulife Financial Plans, Inc.                                     187    100        Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                 42     71         Indonesia
       P.T. Buanadaya Sarana Informatika                                         100         Indonesia
                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                    75    100         Indonesia
                  P.T. ZURICH LIFE INSURANCE COMPANY                             100         Indonesia
                  P.T. ING LIFE INSURANCE INDONESIA                              100         Indonesia
     Manulife (Singapore) Pte. Ltd.                                        14    100         Singapore
     Manulife Holdings (Bermuda) Limited                                  147    100          Bermuda
         Manulife Management Services Ltd.                                191    100         Barbados
         Manufacturers P&C Limited                                         36    100         Barbados
                           MANUFACTURERS LIFE REINSURANCE LIMITED          49    100         Barbados
     Manulife European Holdings 2003 (Alberta) Limited                    202    100          Alberta
       Manulife European Investments (Alberta) Limited                    204    100          Alberta
         Manulife Hungary Holdings Limited(5.)                            149     99          Hungary
     MLI Resources Inc.                                                   193    100          Alberta
       Manulife Life Insurance Company (6)                                180     35          Japan
       Manulife Century Investments (Bermuda) Limited                     172    100          Bermuda
         Manulife Century Investments (Luxembourg) S.A.                   173    100        Luxembourg
           Manulife Century Investments (Netherlands) B.V.                174    100       Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                 175    100         Bermuda
             Manulife Century Holdings (Netherlands) B.V.                 195    100       Netherlands
                Kyoritsu Confirm Co., Ltd.(7)                             179   90.9          Japan
                  Manulife Premium Collection Co., Ltd.(8)                178     57          Japan
                Y.K. Manulife Properties Japan                            142    100          Japan
     Manulife Holdings (Hong Kong) Limited                                 15    100        Hong Kong
     Manulife (Malaysia) SDN.BHD.                                          74    100        Malaysia
     Manulife Financial Systems (Hong Kong) Limited                        53    100        Hong Kong
     Manulife Data Services Inc.                                           81    100        Barbados

----------

(1.)     Inactive subsidiaries are noted in italics.

(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)      50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5.)     1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.

(7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.

(8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

Item 27.  Number of Contract Owners.

As of DECEMBER 31, 2003, there were 3,382 qualified contracts and 8,380 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article XII of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director's fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i) a breach of the director's duty or loyalty to the Corporation or its shareholders or policyholders;

ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii) a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv) a transaction from which the director derived an improper personal benefit; or

v) an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this
Article XII shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a. Name of Investment Company       Capacity In which acting
--------------------------------    ------------------------
The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account A

The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account H

The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account I

The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account L

The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account M

The Manufacturers Life Insurance    Principal Underwriter
Company (U.S.A.)
Separate Account N

The Manufacturers Life Insurance    Principal Underwriter
Company of New York
Separate Account A

The Manufacturers Life Insurance    Principal Underwriter
Company of New York
Separate Account B

         b. The Manufacturers Life Insurance Company (U.S.A.) is the managing member of Manulife Financial Securities, LLC and has sole power to act on behalf of Manulife Financial Securities, LLC. The officers and directors of The Manufacturers Life Insurance Company (U.S.A.) are set forth under Item 25.

c.       None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 500 Boylston Street, Suite 400 Boston, MA 02116-3739 and at 73 Tremont Street, Boston, MA 02108.

Item 31. Management Services.

None.

Item 32. Undertakings.

a. Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company (U.S.A.) ("Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

b. Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended

Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

                                  EXHIBIT INDEX

Exhibit No.                Description
------------------         -----------
POA - Alison Alden

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 26th day of February, 2004.


THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By: THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
    (Depositor)

By: /s/ John D. DesPrez III
    ------------------------
    John D. DesPrez III
    President

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ John D. DesPrez III
    ------------------------
    John D. DesPrez III
    President

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 26th day of February, 2004.


        Signature                          Title
---------------------------     -----------------------------
 /s/ John D. DesPrez III        Chairman and President
---------------------------     (Principal Executive Officer)
John D. DesPrez  III

*                               Executive Vice President and
---------------------------     Chief Financial Officer
John Ostler

*                               Director
---------------------------
James Boyle

*                               Director
---------------------------
Robert A. Cook

*                               Director
---------------------------
John Lyon

*                               Director
---------------------------
Steven Mannik

*                               Director
---------------------------
James O'Malley

*                               Director
---------------------------
Rex Schlaybaugh, Jr.

*                               Director
---------------------------
Alison Alden

*/s/ James D. Gallagher
---------------------------
JAMES D. GALLAGHER
Pursuant to Power of Attorney

Vision 485a  2-04